UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2007

ITEM 1. REPORT TO SHAREHOLDERS.

MUTUAL FUNDS

John Hancock
Real Estate Fund

Annual Report
10.31.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 13

Notes to financial
statements
page 19

Trustees and officers
page 31

For more information
page 36

CEO corner

To Our Shareholders,

Volatility returned to the U.S. stock market in the 12-month period ended October 31, 2007; however, stocks still posted a strong gain of 14.56%, as measured by the Standard & Poor’s 500 Index. The market experienced a particularly sharp downturn in August, as the subprime mortgage market’s woes increased. Rising defaults and an ensuing credit crunch caused heightened fears about their potential impact on U.S. economic growth. Foreign markets felt some ripple effects from the subprime issue, but they continued nonetheless to benefit from solid economic growth and outperformed the U.S. market in this period.

During this period of volatility, the U.S. stock market also passed a significant milestone — the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high for the first time on May 30, 2007. During that period, the S&P 500 Index experienced five significant short-term sell-offs of 6% or more, with the August subprime-induced meltdown being the most recent.

This nearly complete market cycle highlights the importance of two investment principles you have heard us speak of often: diversification and patience. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

The recent volatility in the securities markets has prompted many investors to question how long this type of market cycle will last. History tells us it will indeed end and that when it does, today’s leaders may well turn into laggards and vice versa. The subprime mortgage market woes are just the latest example of why investors should be both patient and well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of October 31, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term growth of capital, with income as a secondary goal, by normally investing at least 80% of its assets in securities of U.S. and foreign real estate companies of any size. The Fund generally focuses on real estate investment trusts (REITs).

Over the last twelve months

► After beginning the period on the rise, the real estate securities market finished flat for the year.

► Once again, international real estate companies provided the Fund with its strongest gains.

► Despite some notable successes, many of our weakest performers were U.S.-based real estate companies driven down by credit concerns.

Top 10 issuers
Simon Property Group, Inc.	5.3%	Allco Commercial Real Estate
		Investment Trust	3.2%
ProLogis Co.	4.9%
		Essex Property Trust, Inc.	3.2%
Vornado Realty Trust	4.7%
		AvalonBay Communities, Inc.	3.2%
Shenzhen Investment Ltd.	4.3%
		SL Green Realty Corp.	3.1%
Boston Properties, Inc.	3.8%

Host Hotels & Resorts, Inc.	3.5%

As a percentage of net assets on October 31, 2007.

1

Manager’s report

John Hancock

Real Estate Fund

On April 30, 2007, James K. Schmidt retired after more than 20 years of distinguished service at John Hancock.

Real estate investment trusts (REITs) finally returned to earth, following years of unusually strong returns. During the 12 months ended October 31, 2007, the MSCI U.S. REIT Index returned –0.29% in an up-and-down year. The broad U.S. stock market was volatile as well but still ended the period in solidly positive territory — thanks in large part to the strong results from energy and other commodity-oriented stocks. During the same 12-month period, the Standard & Poor’s 500 Index returned 14.56% .

As the period began, REITs continued to benefit from strong fundamentals underlying property companies and good financial performance. A robust merger and acquisition (M&A) market also helped. M&A activity peaked in early February 2007 with the Blackstone Group’s $39 billion leveraged buyout (LBO) of Equity Office Properties — then the largest LBO ever.

Soon afterward, however, REIT investor sentiment started to change. Investors began to worry about high valuations for property companies and whether frenzied M&A activity could be sustained. The slowing residential housing market was also negative for REITs. Mortgage defaults rose as home values fell and interest rates rose. This was especially true for subprime borrowers who, because of their weak credit, owned some

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE . . . AND WHAT’S BEHIND THE NUMBERS

Shenzhen	▲	Rose sharply in line with continued Chinese economic growth
Investment

ProLogis	▲	Industrial REIT benefited from growth in global trade

Equity Residential	▼	Hurt by concerns about a slowing housing market and its effect on apartment rents

2

Portfolio Manager, MFC Global Investment Management (U.S.), LLC
Joseph P. Marguy

“Real estate investment trusts
(REITs) finally returned to earth,
following years of unusually
strong returns.”

of the most expensive loans. Although home prices and commercial real estate values aren’t directly related, REIT investors nevertheless became more nervous about potentially weaker credit conditions. That sentiment was only reinforced during the summer, as large financial institutions disclosed significant subprime-related losses. As the full extent of the damage became clear, lenders dramatically tightened their requirements for borrowers, and the cheap financing that had been driving much of the real estate market’s expansion disappeared.

Fund performance

For the 12 months ended October 31, 2007, John Hancock Real Estate Fund’s Class A, Class B and Class C shares had total returns of 6.27%, 5.52% and 5.52%, respectively, at net asset value. This performance outpaced the 2.75% gain of the average specialty/real estate fund, according to Morningstar, Inc.1 and the benchmark MSCI U.S. REIT Index. Keep in mind that your net asset value return will differ from the Fund’s performance if you were not invested in the Fund for the entire period or did not reinvest all distributions. See pages six and seven for historical performance information.

Strong international gains

The Fund had healthy exposure to international real estate securities — a significant reason for our outperformance. Non-U.S. real estate companies were less affected by deteriorating domestic credit conditions. In addition, some of the markets in which we were investing — such as Germany, Singapore and especially Hong Kong — continued to benefit from positive fundamentals and enjoy strong overall performance.

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3

By a very large margin, our top overall contributor was Shenzhen Investment Ltd., a Hong Kong-listed real estate developer and manager focused on the rapidly expanding Chinese real estate market. Shenzhen continued to benefit from extremely strong demand for residential and commercial property in China. Direct exposure to China also helped China Everbright International and Road King Infrastructure Ltd, both Hong Kong-listed property development stocks that significantly added to our results. We sold our position in China Everbright during the year after the stock reached our target price.

Several U.S.-based REITs were notable contributors as well. One of our best recent performers was industrial REIT ProLogis Co., an operator of logistics and warehouse facilities in key distribution centers around the world. ProLogis continued to benefit from robust global economic growth and trade. Another big contributor was Equity Office Properties. As we mentioned, this office REIT was bought for a significant premium in a record-setting LBO transaction.

Underperformance from U.S. holdings

Not surprisingly, many of our biggest disappointments were U.S.-based REITs. In the apartment sector, Equity Residential Properties Trust and, to a lesser extent, AvalonBay Communities, Inc. both lagged. Investors were worried that the slowing housing market would lead to pressure on large apartment operators. In the office sector, Maguire Properties also underperformed. This office REIT, most of whose properties are in Southern California, was hurt by subprime-related worries — a big concern in this unusually expensive real estate market. Outside the United States, Melco PBL detracted as well. This casino operator and developer focused on Macau — the only Chinese province with legalized gaming — saw its shares fall on cost overruns surrounding one of its current casino development projects.

INDUSTRY DISTRIBUTION[2]
Office REITs	17%
Real estate management
& development	16%
Residential REITs	15%
Retail REITs	11%
Industrial REITs	8%
Diversified REITs	8%
Specialized REITs	7%
Oil & gas drilling	3%
Marine	3%
Hotels, resorts &
cruise lines	2%
Casinos & gaming	2%
Highways & railtracks	2%
Coal & consumable
fuels	2%
Other	3%

Outlook

Some U.S. real estate markets have been hit quite hard by the subprime crisis and credit market weakness. Others are actually doing quite well — such as Northern California and Seattle, to name just two. Against this backdrop, we plan

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4

to be selective about where we invest. In both the United States and internationally, we’ll continue to look for investments that we believe give us the best chance to create value for our shareholders — namely, real estate companies with good assets and operating in fundamentally solid regions. Although we have some concerns about valuations in Asian markets, we still believe that positive demographic trends and supply/ demand fundamentals could favor continued expansion there.

“The Fund had healthy exposure
to international real estate
securities — a significant reason
for our outperformance.”

We anticipate continued REIT market volatility in the short run. Longer-term, we’re expecting U.S. REITs to generate more historically normal performance, as opposed to the unsustainable gains of the past few years. We see significant private-equity money and foreign investment capital waiting to be invested, and many of these institutional investors appear to remain interested in adding to their real estate exposure. We believe this demand could help put a floor under REIT prices — even if volatility and market conditions remain challenging.

This commentary reflects the views of the portfolio manager through the end of the Fund’s period discussed in this report. The manager’s statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on October 31, 2007.

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5

A look at performance

For the periods ended October 31, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	9-30-98	0.95%	22.05%	—	15.85%	0.95%	170.87%	—	280.53%

B	3-1-00	0.81	22.27	—	18.88	0.81	173.25	—	276.61

C	3-1-00	4.58	22.44	—	18.88	4.58	175.23	—	276.58

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The gross expenses are as follows: Class A — 1.59%, Class B — 2.29%, Class C — 2.29% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

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6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Real Estate Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without	With maximum
Class	Period beginning	sales charge	sales charge	Index 1	Index 2

B2	3-1-00	$37,661	$37,661	$40,014	$12,746

C2	3-1-00	37,658	37,658	40,014	12,746

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of October 31, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI U.S. REIT Index — Index 1 — is an unmanaged index consisting of the most actively traded real estate investment trusts.

Standard & Poor’s 500 Index — Index 2 — is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

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7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2007, with the same investment held until October 31, 2007.

	Account value	Ending value	Expenses paid during
	on 5-1-07	on 10-31-07	period ended 10-31-07[1]

Class A	$1,000.00	$978.50	$8.01

Class B	1,000.00	975.00	11.46

Class C	1,000.00	974.60	11.45

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

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8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2007, with the same investment held until October 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-07	on 10-31-07	period ended 10-31-07[1]

Class A	$1,000.00	$1,017.10	$8.17

Class B	1,000.00	1,013.60	11.68

Class C	1,000.00	1,013.60	11.68

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.61%, 2.30% and 2.31% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

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9

Fund’s investments

F I N A N C I A L   S T A T E M E N T S

Securities owned by the Fund on 10-31-07

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 99.41%		$73,082,686
(Cost $47,055,260)

Airport Services 1.14%		835,200

Macquarie Infrastructure Company LLC	20,000	835,200

Application Software 1.16%		852,811

MacDonald, Dettwiler and Associates Ltd. (Canada) (F)(I)	18,000	852,811
Casinos & Gaming 2.16%		1,590,000

Melco PBL Entertainment (Macau) Ltd., ADR (Hong Kong) (F)(I)(L)	100,000	1,590,000
Coal & Consumable Fuels 1.58%		1,159,785

Natural Resource Partners LP	11,332	386,421

Natural Resource Partners LP — Subordinated Units	22,666	773,364
Diversified REITs 7.92%		5,826,320

Allco Commercial Real Estate Investment Trust (Singapore) (F)	3,340,000	2,363,000

Vornado Realty Trust	31,000	3,463,320
Highways & Railtracks 1.79%		1,314,703

Road King Infrastructure Ltd. (Hong Kong) (F)	650,000	1,314,703
Hotels, Resorts & Cruise Lines 2.17%		1,592,080

Starwood Hotels & Resorts Worldwide, Inc.	28,000	1,592,080
Industrial REITs 8.42%		6,186,650

AMB Property Corp.	25,000	1,633,750

DCT Industrial Trust, Inc.	70,000	751,100

DuPont Fabros Technology, Inc. (I)	10,000	214,800

ProLogis Co.	50,000	3,587,000
Marine 2.55%		1,873,640

Alexander & Baldwin, Inc.	20,000	1,047,600

Diana Shipping, Inc. (Greece) (F)	19,300	826,040
Office REITs 17.18%		12,632,888

Alexandria Real Estate Equities, Inc.	17,000	1,753,380

Boston Properties, Inc.	26,000	2,816,840

Corporate Office Properties Trust	22,000	909,260

Digital Realty Trust, Inc.	35,000	1,539,650

Douglas Emmett, Inc.	60,000	1,578,600

Kilroy Realty Corp.	12,500	813,000

See notes to financial statements

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10

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Office REITs (continued)

Maguire Properties, Inc.	35,000	$953,750

SL Green Realty Corp.	18,800	2,268,408

Oil & Gas Drilling 3.44%		2,528,520

GlobalSantaFe Corp.	15,000	1,215,450

Transocean, Inc.	11,000	1,313,070

Oil & Gas Exploration & Production 0.92%		674,984

ARC Energy Trust (Canada) (F)	30,000	674,984

Real Estate Management & Development 15.86%		11,659,528

ARA Asset Management Ltd. (Singapore) (F)(I)	15,978	12,683

Brookfield Properties Corp. (Canada) (F)	45,375	1,133,013

CB Richard Ellis Group, Inc. (I)	20,000	487,600

Eurocastle Investment Ltd. (Guernsey Channel Islands) (F)	28,500	906,394

Hongkong Land Holdings Ltd. (Bermuda) (F)	400,000	2,001,078

IVG Immobilien AG (Germany) (F)	35,000	1,588,502

Keck Seng Investments (Hong Kong) Ltd. (Hong Kong) (F)	770,483	671,417

Shenzhen Investment Ltd. (Hong Kong) (F)	3,300,000	3,190,030

Tejon Ranch Co. (I)	16,000	641,280

Ticon Industrial Connection Public Co., Ltd. (Thailand) (F)	1,100,000	665,380

Wing Tai Holdings Ltd. (Singapore) (F)	150,000	362,151

Residential REITs 14.73%		10,830,070

Apartment Investment & Management Co. (Class A)	23,000	1,074,790

AvalonBay Communities, Inc.	19,000	2,330,350

BRE Properties, Inc. (Class A)	25,000	1,370,000

Equity Residential	53,000	2,214,340

Essex Property Trust, Inc.	19,000	2,345,170

Home Properties, Inc.	12,000	617,040

UDR, Inc.	37,000	878,380

Retail REITs 11.29%		8,303,809

Federal Realty Investment Trust	10,000	882,200

General Growth Properties, Inc.	35,630	1,936,847

Kimco Realty Corp.	28,000	1,162,560

Simon Property Group, Inc.	37,470	3,901,002

Tanger Factory Outlet Centers, Inc.	10,000	421,200

Specialized REITs 7.10%		5,221,698

DiamondRock Hospitality Co.	30,000	574,800

Extra Space Storage, Inc.	25,000	393,000

FelCor Lodging Trust, Inc.	20,000	418,800

Host Hotels & Resorts, Inc.	117,510	2,604,022

LaSalle Hotel Properties	15,000	619,800

Regal Real Estate Investment Trust (Hong Kong) (F)	1,885,010	611,276

See notes to financial statements

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11

F I N A N C I A L   S T A T E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 3.69%			$2,715,697
(Cost $2,715,697)

Joint Repurchase Agreement 1.38%			1,014,000

Joint Repurchase Agreement with Barclay’s Capital, Inc. dated
10-31-07 at 4.550% to be repurchased at $1,014,128 on
11-01-07, collateralized by U.S. Treasury Inflation Indexed
Bond, 2.375%, due 01-15-27 (valued at $1,034,280,
including interest)	4.550%	$1,014	1,014,000

		Shares

Cash Equivalents 2.31%			1,701,697

John Hancock Cash Investment Trust (T)(W)		1,701,697	1,701,697

Total investments (Cost $49,770,957) 103.10%			$75,798,383

Other assets and liabilities, net (3.10%)			($2,279,755)

Total net assets 100.00%			$73,518,628

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of October 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

See notes to financial statements

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12

Financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities 10-31-07

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $48,069,260) including
$1,588,410 of securities loaned (Note 1)	$74,096,686
Investments in affiliated issuers, at value (cost $1,701,697)	1,701,697
Total investments, at value (cost $49,770,957)	75,798,383
Cash	770
Receivable for shares sold	65,025
Dividends and interest receivable	43,764
Other assets	5,171
Total assets	75,913,113

Liabilities

Payable for investments purchased	370,199
Payable for shares repurchased	188,169
Payable upon return of securities loaned (Note 1)	1,701,697
Payable to affiliates
Management fees	52,703
Distribution and service fees	5,819
Other	15,654
Other payables and accrued expenses	60,244
Total liabilities	2,394,485

Net assets

Capital paid-in	35,584,817
Accumulated net realized gain on investments and foreign currency transactions	11,889,211
Net unrealized appreciation of investments and translation of assets and
liabilities in foreign currencies	26,027,519
Undistributed net investment income	17,081
Net assets	$73,518,628

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($42,871,265 ÷ 1,870,654 shares)	$22.92
Class B ($18,420,997 ÷ 806,317 shares)[1]	$22.85
Class C ($12,226,366 ÷ 534,964 shares)[1]	$22.85

Maximum offering price per share

Class A2 ($22.92 ÷ 95%)	$24.13

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

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13

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 10-31-07

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $34,345)	$2,036,454
Interest	44,248
Securities lending	6,731
Total investment income	2,087,433

Expenses

Investment management fees (Note 2)	683,683
Distribution and service fees (Note 2)	519,667
Transfer agent fees (Note 2)	210,762
Accounting and legal services fees (Note 2)	11,544
Printing fees	39,010
Blue sky fees	38,558
Custodian fees	38,419
Professional fees	28,837
Trustees’ fees	3,922
Securities lending fees	163
Miscellaneous	6,646

Total expenses	1,581,211

Net investment income	506,222

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	13,457,610
Foreign currency transactions	(13,049)
13,444,561
Change in net unrealized appreciation (depreciation) of
Investments	(9,802,073)
Translation of assets and liabilities in foreign currencies	131
(9,801,942)
Net realized and unrealized gain	3,642,619
Increase in net assets from operations	$4,148,841

See notes to financial statements

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14

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of
Fund share transactions.

	Year	Year
	ended	ended
	10-31-06	10-31-07

Increase in net assets

From operations
Net investment income	$849,969	$506,222
Net realized gain	8,927,934	13,444,561
Change in net unrealized appreciation (depreciation)	13,543,781	(9,801,942)

Increase in net assets resulting from operations	23,321,684	4,148,841

Distributions to shareholders
From net investment income
Class A	(501,715)	(289,406)
Class B	(157,630)	(6,696)
Class C	(88,882)	(4,269)
From net realized gain
Class A	(958,818)	(5,394,040)
Class B	(629,699)	(2,628,948)
Class C	(350,105)	(1,685,444)
	(2,686,849)	(10,008,803)
From Fund share transactions (Note 4)	(6,601,752)	(4,891,940)

Total increase (decrease)	14,033,083	(10,751,902)

Net assets
Beginning of year	70,237,447	84,270,530
End of year[1]	$84,270,530	$73,518,628

1 Includes undistributed (distributions in excess of) net investment income of ($723,000) and $17,081, respectively.

See notes to financial statements

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15

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07

Per share operating performance

Net asset value, beginning of period	$10.52	$13.49	$16.65	$18.46	$24.30
Net investment income[2]	0.35	0.30	0.30	0.31	0.21
Net realized and unrealized
gain on investments	3.03	3.25	2.32	6.34	1.20
Total from investment operations	3.38	3.55	2.62	6.65	1.41
Less distributions
From net investment income	(0.41)	(0.33)	(0.41)	(0.28)	(0.14)
From net realized gain	—	(0.06)	(0.40)	(0.53)	(2.65)
	(0.41)	(0.39)	(0.81)	(0.81)	(2.79)
Net asset value, end of period	$13.49	$16.65	$18.46	$24.30	$22.92
Total return[3] (%)	32.91[4]	26.78[4]	15.99[4]	37.22[4]	6.27

Ratios and supplemental data

Net assets, end of period
(in millions)	$18	$28	$34	$45	$43
Ratio of net expenses to average
net assets (%)	1.65	1.65	1.60	1.55	1.54
Ratio of gross expenses to average
net assets (%)	1.82[5]	1.70[5]	1.65[5]	1.59[5]	1.54
Ratio of net investment income
to average net assets (%)	3.10	2.01	1.70	1.47	0.91
Portfolio turnover (%)	195	98	13	32	35

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07

Per share operating performance

Net asset value, beginning of period	$10.51	$13.48	$16.63	$18.44	$24.26
Net investment income[2]	0.27	0.20	0.18	0.17	0.04
Net realized and unrealized
gain on investments	3.03	3.24	2.32	6.31	1.21
Total from investment operations	3.30	3.44	2.50	6.48	1.25
Less distributions
From net investment income	(0.33)	(0.23)	(0.29)	(0.13)	(0.01)
From net realized gain	—	(0.06)	(0.40)	(0.53)	(2.65)
	(0.33)	(0.29)	(0.69)	(0.66)	(2.66)
Net asset value, end of period	$13.48	$16.63	$18.44	$24.26	$22.85
Total return[3] (%)	32.04[4]	25.87[4]	15.22[4]	36.21[4]	5.52

Ratios and supplemental data

Net assets, end of period
(in millions)	$21	$24	$23	$24	$18
Ratio of net expenses to average
net assets (%)	2.35	2.35	2.30	2.25	2.24
Ratio of gross expenses to average
net assets (%)	2.52[5]	2.40[5]	2.35[5]	2.29[5]	2.24
Ratio of net investment income
to average net assets (%)	2.40	1.33	1.00	0.82	0.19
Portfolio turnover (%)	195	98	13	32	35

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07

Per share operating performance

Net asset value, beginning of period	$10.51	$13.48	$16.63	$18.44	$24.26
Net investment income[2]	0.27	0.19	0.18	0.16	0.04
Net realized and unrealized
gain on investments	3.03	3.25	2.32	6.32	1.21
Total from investment operations	3.30	3.44	2.50	6.48	1.25
Less distributions
From net investment income	(0.33)	(0.23)	(0.29)	(0.13)	(0.01)
From net realized gain	—	(0.06)	(0.40)	(0.53)	(2.65)
	(0.33)	(0.29)	(0.69)	(0.66)	(2.66)
Net asset value, end of period	$13.48	$16.63	$18.44	$24.26	$22.85
Total return[3] (%)	32.04[4]	25.87[4]	15.22[4]	36.21[4]	5.52

Ratios and supplemental data

Net assets, end of period
(in millions)	$11	$14	$13	$15	$12
Ratio of net expenses to average
net assets (%)	2.35	2.35	2.30	2.25	2.24
Ratio of gross expenses to average
net assets (%)	2.52[5]	2.40[5]	2.35[5]	2.29[5]	2.24
Ratio of net investment income
to average net assets (%)	2.38	1.32	1.01	0.79	0.18
Portfolio turnover (%)	195	98	13	32	35

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

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Notes to financial statements

Note 1
Accounting policies

John Hancock Real Estate Fund (the Fund) is a diversified series of John Hancock Series Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B and Class C shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values

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19

are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translations

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity

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20

under the line of credit during the year ended October 31, 2007.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. It is presently anticipated that Morgan Stanley will be the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral. Prior to May 8, 2007, the Fund paid the Adviser $163 for security lending services relating to an arrangement which ended on May 7, 2007.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of FIN 48 for regulated investment companies for an additional six months. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund’s net assets, results of operations and financial statement disclosures.

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, Interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign dividends, when the Fund becomes aware of the dividends from cash collections. Interest income on investment securities is recorded on the accrual basis. Discounts/premiums are accreted/amortized for financial reporting purposes. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2006, the tax character of distributions paid was as follows:

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21

ordinary income $1,311,883 and long-term capital gain $1,374,966. During the year ended October 31, 2007, the tax character of distributions paid was as follows: ordinary income $300,371 and long-term capital gain $9,708,432. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2007, the components of distributable earnings on a tax basis included $1,019,384 of undistributed ordinary income and $11,269,338 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $1,500,000,000 of the Fund’s average daily net asset value and (b) 0.75% of the Fund’s daily average net asset value in excess of $1,500,000,000. The effective rate for the management fee is 0.80% of the Fund’s average daily net asset value for the year ended October 31, 2007. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreement described above for the year ended October 31, 2007, were as follows:

	Transfer agent	Distribution and
Share class	fees	service fees

Class A	$23,924	$143,546
Class B	11,548	230,971
Class C	7,257	145,150
Total	$42,729	$519,667

Additionally, there are out-of-pocket expenses included in transfer agent fees.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2007, JH Funds received net up-front sales charges of $198,137 with regard to sales of Class A shares. Of this amount, $29,813 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $158,218 was paid as sales commissions to unrelated broker-dealers and $10,106 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO) is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares

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22

that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2007, CDSCs received by JH Funds amounted to $30,762 for Class B shares and $10,730 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The Fund pays a monthly fee which is based on an annual rate of $15 for each Class A shareholder account, $17.50 for each Class B shareholder account and $16.50 for each Class C shareholder account. The Fund also pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance and legal services for the Fund. The compensation for the year amounted to $11,544 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund believes the risk of loss to be remote.

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23

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended October 31, 2006 and October 31, 2007, along with the corresponding dollar value.

	Year ended 10-31-06		Year ended 10-31-07
	Shares	Amount	Shares	Amount

Class A shares

Sold	557,016	$11,776,782	909,112	$21,465,856
Distributions reinvested	71,210	1,354,213	240,452	5,316,774
Repurchased	(618,703)	(12,774,597)	(1,135,338)	(25,640,248)
Net increase	9,523	$356,398	14,226	$1,142,382

Class B shares

Sold	155,902	$3,278,239	165,837	$3,902,302
Distributions reinvested	38,410	718,209	110,007	2,427,874
Repurchased	(444,479)	(9,026,130)	(478,299)	(10,847,393)
Net decrease	(250,167)	($5,029,682)	(202,455)	($4,517,217)

Class C shares

Sold	68,848	$1,475,346	163,568	$3,866,140
Distributions reinvested	21,442	400,964	71,316	1,574,677
Repurchased	(185,535)	(3,804,778)	(305,683)	(6,957,922)
Net decrease	(95,245)	($1,928,468)	(70,799)	($1,517,105)

Net decrease	(335,889)	($6,601,752)	(259,028)	($4,891,940)

Note 5
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2007, aggregated $29,932,270 and $42,804,897, respectively.

The cost of investments owned on October 31, 2007, including short-term investments, for federal income tax purposes, was $50,167,272. Gross unrealized appreciation and depreciation of investments aggregated $27,550,404 and $1,919,293, respectively, resulting in net unrealized appreciation of $25,631,111. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and on investments in passive foreign investment companies.

Note 6
Reclassification of accounts

Capital accounts within financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period. During the year ended October 31, 2007, the Fund reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $482,422, a decrease in accumulated net investment loss of $534,230 and a decrease in capital paid-in of $51,808. These reclassifications are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America for real estate investment trusts, passive foreign investment companies, partnerships and foreign currency transactions. The calculation of net investment income per share in the Fund’s Financial Highlights excludes these adjustments.

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24

Note 7
Subsequent event

On December 3, 2007, the Board of Trustees of the Fund approved the proposal to change the name of the Fund to John Hancock Global Real Estate Fund effective December 12, 2007.

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Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Series Trust and Shareholders
of John Hancock Real Estate Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Real Estate Fund (the Fund) at October 31, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2005 were audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 21, 2007

26

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2007.

The Fund has designated distributions to shareholders of $9,708,432 as a long-term capital gain dividend.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2003.

Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

27

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Real Estate Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Series Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Real Estate Fund (the Fund). The Advisory Agreement with the Adviser and the Subadvisory Agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance,

28

compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 3- and 5-year periods was lower than the performance of the Peer Group and Category medians, and one of its benchmark indices, the MSCI US REIT Index. The Board favorably viewed the Fund’s more recent performance. The Board noted that the Fund’s performance was higher than the performance of the Peer Group and Category medians, and the MSCI US REIT Index for the 1-year period ended December 31, 2006. The Board also noted that the Fund’s performance was appreciably higher than its other benchmark index, the Standard and Poor’s 500 during the periods under review.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the median of its Category, but lower than the median of its Peer Group.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expenses and plans to improve performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar

29

investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

30

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John
Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the
Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	1998	57

Interim Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc.
(chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc.
(since 1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005);
Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987);
Trustee, Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	1998	57

Former Chancellor, University of Texas System, and former President, University of Texas at Austin;
Chairman and Chief Executive Officer, IBT Technologies (until 2001); Director of the following:
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001),
Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (man-
ufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (since 2002), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner, [2] Born: 1938	1998	57

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2007).

John A. Moore,[2] Born: 1939	2005	57

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse (con-
sulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (since 2002).

31

Independent Trustees (continued)

Name, year of birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	2005	57

Executive Director, Council for International Exchange of Scholars and Vice President, Institute of In-
ternational Education (since 1998); Senior Fellow, Cornell Institute of Public Affairs, Cornell University
(until 1998); Former President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY;
Director, Niagara Mohawk Power Corporation (until 2003); Director, Ford Foundation, International
Fellowships Program (since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for
International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	1998	57

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2001); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, year of birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	250

President, John Hancock Variable Life Insurance Company (since March 2007); Executive Vice President,
John Hancock Life Insurance Company (since June 2004); Chairman and Director, John Hancock
Advisers, LLC (the Adviser), John Hancock Funds, LLC and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

32

Principal officers who are not Trustees

Name, year of birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Chairman, Investment Company
Institute Sales Force Marketing Committee (since 2003); Director, President and Chief Executive Officer,
MFC Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds and John Hancock Funds III (since 2006); Secretary, John
Hancock Funds II and Assistant Secretary, John Hancock Trust (since June 2007); Vice President and
Associate General Counsel, Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and
Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel, MassMutual Select
Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005);
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President, John
Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

33

Principal officers who are not Trustees (continued)

Name, year of birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since
June 2007); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III
and John Hancock Trust (since June 2007); Director, Executive Vice President and Chief Financial Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (until June 2007); Executive Vice President and Chief Financial Officer, John Hancock Investment Management Services, LLC (since 2005); Vice
President and Chief Financial Officer, MFC Global (U.S.) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (2005–June 2007); Vice President and General Manager, Fixed
Annuities, U.S. Wealth Management (until 2005); Vice President, Operations, Manulife Wood Logan
(2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

34

Why John Hancock Funds?

For more than three decades, John Hancock Funds has been helping individual, corporate and institutional clients reach their most important financial goals. With so many fund companies to choose from, why should you invest with us?

► A name you know and trust

When you invest with John Hancock Funds, you are investing with one of the most recognized and respected names in the financial services industry. Our parent company has been helping individuals and institutions increase and protect wealth since 1862.

► Solutions across the investing spectrum

We offer equity, income, international, sector and asset allocation investment solutions managed by leading institutional money managers. Each of our funds utilizes a disciplined, team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals.

► Committed to you

Our shareholders come first. We work hard to provide you with the products you need to build a solid financial foundation. We’re proud to offer you award-winning services and tools, like the www.jhfunds.com Web site, to help you every step of the way.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Preston Gates Ellis LLP
Boston, MA 02210-2805	New York, NY 10286	One Lincoln Street
Boston, MA 02111-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered public
Management (U.S.), LLC	Services, Inc.	accounting firm
101 Huntington Avenue	P.O. Box 9510	PricewaterhouseCoopers LLP
Boston, MA 02199	Portsmouth, NH 03802-9510	125 High Street
Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

36

J O H N   H A N C O C K   F A M I L Y   O F  F U N D S

EQUITY	SECTOR
Balanced Fund	Financial Industries Fund
Classic Value Fund	Health Sciences Fund
Classic Value Fund II	Real Estate Fund
Classic Value Mega Cap Fund	Regional Bank Fund
Core Equity Fund	Technology Fund
Growth Fund	Technology Leaders Fund
Growth Opportunities Fund
Growth Trends Fund	INTERNATIONAL/GLOBAL
Intrinsic Value Fund	Global Opportunities Fund
Large Cap Equity Fund	Global Shareholder Yield Fund
Large Cap Select Fund	Greater China Opportunities Fund
Mid Cap Equity Fund	International Allocation Portfolio
Small Cap Equity Fund	International Classic Value Fund
Small Cap Fund	International Core Fund
Small Cap Intrinsic Value Fund	International Growth Fund
Sovereign Investors Fund
U.S. Core Fund	INCOME
U.S. Global Leaders Growth Fund	Bond Fund
Value Opportunities Fund	Government Income Fund
High Yield Fund
ASSET ALLOCATION	Investment Grade Bond Fund
Lifecycle 2010 Portfolio	Strategic Income Fund

Lifecycle 2015 Portfolio	TAX-FREE INCOME
Lifecycle 2020 Portfolio	California Tax-Free Income Fund
Lifecycle 2025 Portfolio	High Yield Municipal Bond Fund
Lifecycle 2030 Portfolio	Massachusetts Tax-Free Income Fund
Lifecycle 2035 Portfolio	New York Tax-Free Income Fund
Lifecycle 2040 Portfolio	Tax-Free Bond Fund
Lifecycle 2045 Portfolio
Lifecycle Retirement Portfolio	MONEY MARKET
Lifestyle Aggressive Portfolio	Money Market Fund
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio	CLOSED - END
Lifestyle Growth Portfolio	Bank and Thrift Opportunity Fund
Lifestyle Moderate Portfolio	Income Securities Trust
Investors Trust
Patriot Premium Dividend Fund II
Preferred Income Fund
Preferred Income II Fund
Preferred Income III Fund
Tax-Advantaged Dividend Income Fund
Tax-Advantaged Global Shareholder Yield Fund

A Fund’s investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus includes this and other important information about the Fund. To obtain a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Real Estate Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

0500A 10/07
12/07

John Hancock

MUTUAL FUNDS

John Hancock

Multi Cap Growth Fund

Annual Report

10.31.07

Your fund at a glance

Manager's report
page 2

A look at performance
page 6

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 14

Notes to financial
statements
page 20

Trustees and officers
page 32

For more information
page 36

CEO corner

To Our Shareholders,

Volatility returned to the U.S. stock market in the 12-month period ended October 31, 2007; however, stocks still posted a strong gain of 14.56%, as measured by the Standard & Poor's 500 Index. The market experienced a particularly sharp downturn in August, as the subprime mortgage market's woes increased. Rising defaults and an ensuing credit crunch caused heightened fears about their potential impact on U.S. economic growth. Foreign markets felt some ripple effects from the subprime issue, but they continued nonetheless to benefit from solid economic growth and outperformed the U.S. market in this period.

During this period of volatility, the U.S. stock market also passed a significant milestone -- the broad Standard & Poor's 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high for the first time on May 30, 2007. During that period, the S&P 500 Index experienced five significant short-term sell-offs of 6% or more, with the August subprime-induced meltdown being the most recent.

This nearly complete market cycle highlights the importance of two investment principles you have heard us speak of often: diversification and patience. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That's where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor -- a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is "working," then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

The recent volatility in the securities markets has prompted many investors to question how long this type of market cycle will last. History tells us it will indeed end and that when it does, today's leaders may well turn into laggards and vice versa. The subprime mortgage market woes are just the latest example of why investors should be both patient and well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market's twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO's views as of October 31, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term capital appreciation by normally investing in a diversified portfolio of growth-oriented stocks of U.S. and foreign companies of any size.

Over the last twelve months

► Stocks across all market caps posted solid results despite increased market volatility.

► The Fund's absolute returns were bolstered by its underweighting in financial stocks, as well as favorable sector and stock selection elsewhere.

► Detracting from returns were companies that disappointed investors with worse-than-expected financial results.

John Hancock Multi Cap Growth Fund

Fund performance for the year ended October 31, 2007.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 issuers

AES Corp. (The)	3.7%	Abbott Laboratories	2.6%

Procter & Gamble Co. (The)	3.3%	Oshkosh Truck Corp.	2.6%

Microsoft Corp.	3.1%	Atwood Oceanics, Inc.	2.5%

Alcon, Inc.	2.9%	PepsiCo, Inc.	2.5%

Denbury Resources, Inc.	2.9%	Amgen, Inc.	2.4%

As a percentage of net assets on October 31, 2007.

1

Manager's report

John Hancock
Multi Cap Growth Fund

Stocks across all market capitalizations posted solid results during the 12 months ended October 31, 2007, despite increased market volatility amid growing concerns about the subprime mortgage market meltdown and the potential for a slowing economy. The market benefited as the Federal Reserve held short-term interest rates steady throughout much of the period, followed by two rate cuts in the final months of the period. In addition, global economic growth remained strong, despite signs of a slowdown in the United States, which grew progressively weaker primarily due to a sharp decline in the housing market. Finally, corporate profit growth came in at reasonable levels.

Energy and materials were two of the market's best-performing sectors, benefiting from strong commodity and raw materials pricing. Financials were the worst performers in response to growing concerns about fallout from the subprime mortgage market and resultant credit contagion. Consumer discretionary stocks also faltered as weak housing market conditions fanned fears of a slowdown in consumer spending.

Performance

For the 12 months ended October 31, 2007, John Hancock Multi Cap Growth Fund's Class A, Class B and Class C shares posted total returns of 11.07%, 10.21% and 10.33%, respectively, at net asset value. During the same one-year period, the Fund's benchmark, the Russell 3000 Growth Index, gained 19.00% and the average

SCORECARD

INVESTMENT		PERIOD'S PERFORMANCE... AND WHAT'S BEHIND THE NUMBERS
Denbury Resources	▲	Rising oil prices boosts stock price
Apple	▲	Strong sales of iPod, iPhone and computers = earnings gains
Nutri/System	▼	Intensified competition hurts earnings

2

Portfolio Manager, MFC Global Investment Management (U.S.), LLC Thomas P. Norton, CFA

Morningstar, Inc. mid-cap growth fund category returned 24.85% .1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period or did not reinvest all distributions. See pages six and seven for historical performance results.

The Fund remained focused on stocks with above-average earnings and revenue growth potential, sustainable competitive advantages and improving returns on invested capital. The portfolio was diversified across market caps and industries, but had a bias toward small- and mid-cap stocks, which caused it to lag the more large-cap-heavy benchmark.

"Stocks across all market capitalizations posted solid results during the 12 months ended October 31, 2007..."

Energy and tech boosts results

Stock selection in the energy group was the biggest contributor to the Fund's relative performance, and our decision to modestly overweight the sector was also a plus. Our holdings in oil and gas explorer Denbury Resources, Inc. scored significant gains and was one of our best performers for the year, as the company continued to top Wall Street's expectations, helped by record production levels and higher oil prices. Atwood Oceanics, Inc., an offshore driller, was a good performer as well.

Elsewhere, shares of auto-supplier BorgWarner, Inc., continued to rise amid optimism about its growth prospects, driven primarily by strong global demand for its fuel-efficient engine and drivetrain technology. In the health care sector, we enjoyed strong results from ArthroCare Corp. and Alcon, Inc. ArthroCare, a maker of surgical products, benefited from particularly strong sales in its spinal products. Switzerland-based eye care

Multi Cap Growth Fund

3

products company Alcon surprised investors with better-than-expected earnings gains, thanks to a big boost in international sales. Another top performer was Nokia Corp., which was bolstered by continued strong global demand for cellular devices.

Many of our technology holdings also were among our top performers, particularly large capitalization, growth-oriented holdings such as Apple, Inc., Microsoft Corp. and MEMC Electronic Materials, Inc. Apple enjoyed strong profit gains, fueled by excellent growth in its three main businesses -- computers, iPods and iPhones. Microsoft also was bolstered by healthy revenue growth, posting its best quarterly rate in eight years. That trend was aided in large measure by a surge in sales for its Windows operating system. MEMC, the supplier of silicon wafers to the microchip industry, was another good performer. The company posted a significant and better-than-expected rise in quarterly profit. Investors also liked the news that MEMC signed a wafer solar supply contract with German solar-system maker Conergy. We took profits and sold our stake. Another tech winner was Advanced Analogic Technologies, Inc., maker of analog micro chips, which moved higher in response to strong earnings and outlook.

"The portfolio was diversified across market caps and industries, but had a bias toward small- and mid-cap stocks, which caused it to lag the more large-cap-heavy benchmark."

Detractors

Leading the list of our most disappointing performers during the year were InterDigital, Inc. and Select Comfort Corp. Wireless-technology developer InterDigital was hurt by a dip in the recurring revenues it receives from licensees, while mattress maker and bed retailer Select Comfort slumped as earnings slipped. Fitness products company Nutri/System, Inc., also detracted from the Fund's returns after the company lowered its outlook based on an expected drop in new customers, rising costs and emerging competitive pressures. We lost ground with Ambassadors Group, Inc., an organizer of educational travel excursions. The company forecasted weak 2008 earnings citing inflation-ary pressures, a weak dollar and higher fuel prices. E*TRADE Financial Corp. was a major disappointment during the

SECTOR DISTRIBUTION[2]

Information technology	28%
Health care	20%
Consumer discretionary	13%
Energy	8%
Industrials	8%
Consumer staples	8%
Financials	5%
Utilities	4%

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4

period with its shares coming under significant pressure amid worries about the company's mortgage portfolio, including everything from home loans to home-equity lines to mortgage-backed securities.

Outlook

We believe the market is positioned for future gains with reasonable stock valuations and fairly stable macroeconomic conditions. During the second half of 2007, we believe growth stocks could gain added momentum, and large-cap companies with multinational operations should continue to benefit from a weaker dollar.

This commentary reflects the views of the portfolio manager's through the end of the Fund's period discussed in this report. The manager's statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Medium-capitalization stocks tend to be more volatile than stocks of larger companies and as a group could fall out of favor with the market, causing the Fund to underperform investments that focus either on small- or large-capitalization stocks.

The Fund focuses on growth stocks, which could underperform value stocks.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on October 31, 2007.

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5

A look at performance

For the periods ended October 31, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	12-1-00	5.52%	13.47%	----	1.31%	5.52%	88.12%	----	9.39%
B	12-1-00	5.21	13.59	----	1.35	5.21	89.13	----	9.75
C	12-1-00	9.33	13.83	----	1.36	9.33	91.13	----	9.76

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 2-29-08. The net expenses are as follows: Class A - 1.40%, Class B - 2.10%, Class C - 2.10% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A - 1.97%, Class B - 2.67%, Class C - 2.67% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

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6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Multi Cap Growth Fund Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B2	12-1-00	$10,975	$10,975	$10,477	$12,461
C2	12-1-00	10,976	10,976	10,477	12,461

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of October 31, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 3000 Growth Index -- Index 1 -- is an unmanaged index composed of Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000/2000 Growth Index Blend -- Index 2 -- A blended index is used combining 50% of the Russell 1000 Growth Index, an unmanaged index composed of the Russell 1000 securities that have a greater-than-average growth orientation, and 50% of the Russell 2000 Growth Index, an unmanaged index that contains those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

Multi Cap Growth Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on May 1, 2007, with the same investment held until October 31, 2007.

	Account value	Ending value	Expenses paid during
	on 5-1-07	on 10-31-07	period ended 10-31-07[1]

Class A	$1,000.00	$1,029.50	$7.15
Class B	1,000.00	1,024.90	10.73
Class C	1,000.00	1,025.80	10.74

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2007, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

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8

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on May 1, 2007, with the same investment held until October 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-07	on 10-31-07	period ended 10-31-07[1]

Class A	$1,000.00	$1,018.16	$7.11
Class B	1,000.00	1,014.61	10.67
Class C	1,000.00	1,014.61	10.68

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.40%, 2.10% and 2.10% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Multi Cap Growth Fund

9

F I N A N C I A L  S T A T E M E N T S

Fund's investments

Securities owned by the Fund on 10-31-07

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

Issuer	Shares	Value
Common stocks 93.95%		$11,821,922
(Cost $8,533,674)
Apparel, Accessories & Luxury Goods 1.05%		131,616
Coach, Inc. (I)	3,600	131,616
Apparel Retail 3.15%		396,697
Guess?, Inc.	4,700	241,533
Jos. A. Bank Clothiers, Inc. (I)(L)	5,312	155,164
Application Software 7.23%		909,567
Amdocs Ltd. (Channel Islands) (F)(I)	6,000	206,400
BEA Systems, Inc. (I)	14,950	252,655
Cadence Design Systems, Inc. (I)	14,350	281,260
Epicor Software Corp. (I)	9,350	109,208
OpenTV Corp. (Class A) (I)	44,150	60,044
Asset Management & Custody Banks 3.36%		422,983
Affiliated Managers Group, Inc. (I)	1,500	197,325
Ameriprise Financial, Inc.	420	26,452
SEI Investments Co.	6,300	199,206
Auto Parts & Equipment 1.93%		243,133
BorgWarner, Inc.	2,300	243,133
Biotechnology 2.45%		307,983
Amgen, Inc. (I)	5,300	307,983
Communications Equipment 5.82%		732,212
Finisar Corp. (I)	7,750	17,980
InterDigital, Inc. (I)	9,550	205,229
Nokia Corp., ADR (Finland) (F)	6,882	273,353
Sonus Networks, Inc. (I)	6,700	46,230
Tekelec (I)	14,350	189,420
Computer Hardware 3.41%		429,573
Apple, Inc. (I)	1,100	208,945
International Business Machines Corp.	1,900	220,628
Computer Storage & Peripherals 1.07%		134,051
Brocade Communications Systems, Inc. (I)	13,300	126,483
LaserCard Corp. (I)	790	7,568

See notes to financial statements

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10

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Construction & Farm Machinery & Heavy Trucks 3.72%		$467,958
Astec Industries, Inc. (I)	3,150	142,758
Oshkosh Truck Corp.	6,000	325,200

Consumer Electronics 1.24%		155,750
Sony Corp., ADR (Japan) (F)	3,149	155,750

Consumer Finance 1.02%		127,995
American Express Co.	2,100	127,995

Diversified Commercial & Professional Services 1.12%		140,875
CoStar Group, Inc. (I)	2,450	140,875

Electrical Components & Equipment 1.69%		212,430
Roper Industries, Inc.	3,000	212,430

Electronic Equipment Manufacturers 1.57%		197,662
LoJack Corp. (I)	11,250	197,662

Health Care Equipment 5.70%		717,630
Advanced Medical Optics, Inc. (I)	3,713	101,922
ArthroCare Corp. (I)	4,050	262,602
Becton, Dickinson & Co.	3,650	304,629
Greatbatch, Inc. (I)	1,950	48,477

Health Care Supplies 2.93%		369,109
Alcon, Inc. (Switzerland) (F)	2,425	369,109

Homefurnishing Retail 1.19%		149,161
Select Comfort Corp. (I)(L)	13,050	149,161

Hotels, Resorts & Cruise Lines 1.23%		154,445
Ambassadors Group, Inc.	8,500	154,445

Household Products 3.34%		420,596
Procter & Gamble Co. (The)	6,050	420,596

Hypermarkets & Super Centers 1.74%		219,268
Wal-Mart Stores, Inc.	4,850	219,268

Independent Power Producers & Energy Traders 3.70%		465,667
AES Corp. (The) (I)	21,750	465,667

Industrial Machinery 1.46%		184,191
Danaher Corp.	2,150	184,191

Integrated Telecommunication Services 0.15%		19,152
NeuStar, Inc. (Class A) (I)	560	19,152

Internet Retail 0.68%		85,484
Nutri/System, Inc. (I)(L)	2,840	85,484

Internet Software & Services 2.70%		339,202
Digital River, Inc. (I)	4,200	222,852
SkillSoft Plc, ADR (Ireland) (F)(I)	13,000	116,350

Investment Banking & Brokerage 0.67%		84,664
E*TRADE Financial Corp. (I)	7,600	84,664

See notes to financial statements

Multi Cap Growth Fund

11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Oil & Gas Drilling 2.54%		$320,112
Atwood Oceanics, Inc. (I)	3,800	320,112

Oil & Gas Equipment & Services 2.93%		368,914
Grant Prideco, Inc. (I)	1,650	81,114
W-H Energy Services, Inc. (I)	5,000	287,800

Oil & Gas Exploration & Production 2.86%		359,410
Denbury Resources, Inc. (I)	6,350	359,410

Pharmaceuticals 8.61%		1,084,032
Abbott Laboratories	6,050	330,451
Johnson & Johnson	4,350	283,490
Lilly (Eli) & Co.	5,000	270,750
Pfizer, Inc.	8,100	199,341

Publishing 1.14%		143,175
Meredith Corp.	2,300	143,175

Semiconductor Equipment 1.15%		144,679
Applied Materials, Inc.	7,450	144,679

Semiconductors 1.17%		146,772
Advanced Analogic Technologies, Inc. (I)	12,150	146,772

Soft Drinks 2.52%		316,996
PepsiCo, Inc.	4,300	316,996

Specialized Consumer Services 1.44%		181,470
Sotheby's Holdings, Inc. (Class A)	3,350	181,470

Systems Software 4.27%		537,308
Macrovision Corp. (I)	5,900	141,600
Microsoft Corp.	10,750	395,708

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 10.17%			$1,279,122
(Cost $1,279,122)
Joint Repurchase Agreement 7.08%			890,000
Joint Repurchase Agreement with Barclays Plc dated 10-31-07
at 4.550% to be repurchased at $890,112 on 11-1-07,
collateralized by $845,622 of U.S. Treasury Inflation Indexed
Bond, 2.375%, due 1-15-27 (valued at $907,800,
including interest)	4.550%	$890	890,000

		Shares
Cash Equivalents 3.09%			389,122
John Hancock Cash Investment Trust (T)(W)		389,122	389,122
Total investments (Cost $9,812,796) 104.12%			$13,101,044

Other assets and liabilities, net (4.12%)			($517,954)

Total net assets 100.00%			$12,583,090

See notes to financial statements

Multi Cap Growth Fund

12

F I N A N C I A L  S T A T E M E N T S

Notes to Schedule of Investments

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of October 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

See notes to financial statements

Multi Cap Growth Fund

13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-07

This Statement of Assets and Liabilities is the Fund's balance sheet. It shows the value of what the Fund owns, is due and owes. You'll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $9,423,674) including
$387,683 of securities loaned (Note 1)	$12,711,922
Investments in affiliated issuers, at value (cost $389,122)	389,122
Total investments, at value (cost $9,812,796)	13,101,044
Cash	61
Foreign currency at value (cost $157)	177
Receivable for shares sold	2,883
Dividends and interest receivable	6,616
Other assets	90,614
Total assets	13,201,395

Liabilities

Payable for shares repurchased	98,581
Payable upon return of securities loaned (Note 1)	389,122
Payable to affiliates
Management fees	24,852
Distribution and service fees	1,156
Other	2,490
Other payables and accrued expenses	102,104
Total liabilities	618,305

Net assets

Capital paid-in	8,440,141
Accumulated net realized gain on investments and foreign currency transactions	854,892
Net unrealized appreciation of investments and translation of assets and
liabilities in foreign currencies	3,288,268
Accumulated net investment loss	(211)
Net assets	$12,583,090

Net asset value per share

Based on net asset values and shares outstanding - the Fund has an unlimited number of shares authorized with no par value
Class A ($5,752,632 ÷ 515,105 shares)	$11.17
Class B ($3,902,623 ÷ 363,884 shares)[1]	$10.72
Class C ($2,927,835 ÷ 273,146 shares)[1]	$10.72

Maximum offering price per share

Class A2 ($11.17 ÷ 95%)	$11.76

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Multi Cap Growth Fund

14

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 10-31-07

This Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $1,886)	$89,712
Interest	36,631
Securities lending	4,979
Total investment income	131,322

Expenses

Investment management fees (Note 2)	102,321
Distribution and service fees (Note 2)	85,105
Transfer agent fees (Note 2)	36,569
Accounting and legal services fees (Note 2)	1,554
Blue sky fees	39,775
Printing fees	20,543
Custodian fees	13,342
Professional fees	12,912
Trustees' fees	680
Security lending fees	71
Miscellaneous	2,148
Total expenses	315,020
Less expense reductions (Note 2)	(79,844)
Net expenses	235,176
Net investment loss	(103,854)

Realized and unrealized gain

Net realized gain on
Investments	1,082,059
Foreign currency transactions	508
1,082,567
Change in net unrealized appreciation (depreciation) of
Investments	367,090
Translation of assets and liabilities in foreign currencies	20
367,110
Net realized and unrealized gain	1,449,677
Increase in net assets from operations	$1,345,823

See notes to financial statements

Multi Cap Growth Fund

15

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund's net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-06	10-31-07

Increase (decrease) in net assets
From operations
Net investment loss	($112,968)	($103,854)
Net realized gain	613,868	1,082,567
Change in net unrealized appreciation (depreciation)	1,533,312	367,110
Increase in net assets resulting from operations	2,034,212	1,345,823
Distributions to shareholders
From net realized gain
Class A	-	(88,384)
Class B	-	(48,960)
Class C	-	(29,277)
Total distributions	-	(166,621)
From Fund share transactions (Note 4)	(116,254)	(1,673,976)
Total increase (decrease)	1,917,958	(494,774)

Net assets

Beginning of year	11,159,906	13,077,864
End of year[1]	$13,077,864	$12,583,090

1 Includes accumulated net investment loss of $211 and $211, respectively.

See notes to financial statements

Multi Cap Growth Fund

16

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07
Per share operating performance

Net asset value, beginning of period	$5.71	$7.33	$7.92	$8.56	$10.18
Net investment loss[2]	(0.03)	(0.05)	(0.03)	(0.06)	(0.05)
Net realized and unrealized
gain on investments	1.65	0.64	0.67	1.68	1.16
Total from investment operations	1.62	0.59	0.64	1.62	1.11
Less distributions
From net realized gain	-	-	-	-	(0.12)
	-	-	-	-	(0.12)
Net asset value, end of period	$7.33	$7.92	$8.56	$10.18	$11.17
Total return[3,4] (%)	28.37	8.05	8.08	18.93	11.07

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$5	$6	$7	$6
Ratio of net expenses to average
net assets (%)	1.40	1.40	1.40	1.40	1.40
Ratio of gross expenses to average
net assets[5] (%)	3.29	2.51	2.40	1.97	1.99
Ratio of net investment loss
to average net assets (%)	(0.55)	(0.71)	(0.40)	(0.60)	(0.43)
Portfolio turnover (%)	66	64	56	24	7

1 Audited by another independent registered public accounting firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

Multi Cap Growth Fund

17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07
Per share operating performance

Net asset value, beginning of period	$5.68	$7.24	$7.77	$8.34	$9.85
Net investment loss[2]	(0.08)	(0.10)	(0.09)	(0.12)	(0.12)
Net realized and unrealized
gain on investments	1.64	0.63	0.66	1.63	1.11
Total from investment operations	1.56	0.53	0.57	1.51	0.99
Less distributions
From net realized gain	--	--	--	--	(0.12)
	--	--	--	--	(0.12)
Net asset value, end of period	$7.24	$7.77	$8.34	$9.85	$10.72
Total return[3,4] (%)	27.46	7.32	7.34	18.11	10.21

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$3	$3	$4	$4
Ratio of net expenses to average
net assets (%)	2.10	2.06	2.10	2.07	2.10
Ratio of gross expenses to average
net assets[5] (%)	3.99	3.17	3.10	2.64	2.69
Ratio of net investment loss
to average net assets (%)	(1.27)	(1.37)	(1.04)	(1.26)	(1.14)
Portfolio turnover (%)	66	64	56	24	7

1 Audited by another independent registered public accounting firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

Multi Cap Growth Fund

18

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07
Per share operating performance

Net asset value, beginning of period	$5.68	$7.24	$7.77	$8.34	$9.84
Net investment loss[2]	(0.08)	(0.11)	(0.08)	(0.12)	(0.12)
Net realized and unrealized
gain on investments	1.64	0.64	0.65	1.62	1.12
Total from investment operations	1.56	0.53	0.57	1.50	1.00
Less distributions
From net realized gain	-	-	-	-	(0.12)
	-	-	-	-	(0.12)
Net asset value, end of period	$7.24	$7.77	$8.34	$9.84	$10.72
Total return[3,4] (%)	27.46	7.32	7.34	17.99	10.33

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$2	$1	$2	$3
Ratio of net expenses to average
net assets (%)	2.10	2.10	2.10	2.10	2.10
Ratio of gross expenses to average
net assets[5] (%)	3.99	3.21	3.10	2.67	2.69
Ratio of net investment loss
to average net assets (%)	(1.26)	(1.39)	(0.99)	(1.30)	(1.14)
Portfolio turnover (%)	66	64	56	24	7

1 Audited by another independent registered public accounting firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

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Notes to financial statements

Note 1 Accounting policies

John Hancock Multi Cap Growth Fund (the Fund) is a diversified series of John Hancock Series Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B and Class C shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of

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20

the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2007.

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21

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. It is presently anticipated that Morgan Stanley will be the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral. Prior to May 8, 2007, the Fund paid the Adviser $71 for security lending services relating to an arrangement which ended on May 7, 2007.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of FIN 48 for regulated investment companies for an additional six months. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund's financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign dividends, when the Fund becomes aware of the dividends from cash collections. Interest income on investment securities is recorded on the accrual basis. Discounts/premiums are accreted/amortized for financial reporting purposes. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the year ended October 31, 2006. During the year ended October 31, 2007, the tax character

Multi Cap Growth Fund

22

of distributions paid was as follows: long-term capital gain $166,621. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2007, the components of distributable earnings on a tax basis included $861,579 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Note 2

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $750,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $750,000,000. The effective management fee rate is 0.75% of the Fund's average daily net asset value for the year ended October 31, 2007. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Adviser has agreed to limit the Fund's total expenses, excluding distribution and service fees, to 1.10% of the Fund's average daily net asset value, on an annual basis, at least until February 29, 2008. Accordingly, the expense reductions related to this total expense limitation amounted to $79,844 for the year ended October 31, 2007. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as de-fined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described above for the year ended October 31, 2007 were as follows:

	Transfer agent	Distribution and
Share class	fees	service fees

Class A	$3,666	$21,996
Class B	1,886	37,713
Class C	1,270	25,396
Total	$6,822	$85,105

Additionally, there are out-of-pocket expenses included in transfer agent fees.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2007, JH Funds received net up-front sales charges of $13,864 with regard to sales of Class A shares. Of this amount, $2,283 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $11,060 was paid as sales commissions to unrelated broker-dealers and $521 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

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23

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2007, CDSCs received by JH Funds amounted to $3,260 for Class B shares and $1,813 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The Fund pays a monthly fee which is based on an annual rate of $15 for each Class A shareholder account, $17.50 for each Class B shareholder account and $16.50 for each Class C shareholder account. For Class A, Class B and Class C shares, the Fund also pays a monthly transfer agent fee at an annual rate of 0.05% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance and legal services for the Fund. The compensation for the year amounted to $1,554 with an effective rate of 0.01% of the Fund's average daily net asset value.

The Adviser and other subsidiaries of JHLICO owned 13,451, 2,168 and 2,168 Class A, Class B and Class C shares of beneficial interest, respectively, of the Fund on October 31, 2007.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3

Guarantees and indemnifications

Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund believes the risk of loss to be remote.

Multi Cap Growth Fund

24

Note 4

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended October 31, 2006 and October 31, 2007, along with the corresponding dollar value.

	Year ended 10-31-06		Year ended 10-31-07
	Shares	Amount	Shares	Amount
Class A shares

Sold	188,019	$1,805,363	204,372	$2,142,481
Distributions reinvested	--	--	6,183	62,137
Repurchased	(235,609)	(2,219,233)	(391,170)	(4,179,266)
Net decrease	(47,590)	($413,870)	(180,615)	($1,974,648)

Class B shares

Sold	133,830	$1,229,895	102,895	$1,054,296
Distributions reinvested	--	--	4,731	45,938
Repurchased	(152,043)	(1,410,664)	(130,163)	(1,326,414)
Net decrease	(18,213)	($180,769)	(22,537)	($226,180)

Class C shares

Sold	80,171	$740,121	108,476	$1,118,180
Distributions reinvested	--	--	1,888	18,338
Repurchased	(27,805)	(261,736)	(59,711)	(609,666)
Net increase	52,366	$478,385	50,653	$526,852

Net decrease	(13,437)	($116,254)	(152,499)	($1,673,976)

Note 5

Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2007, aggregated $885,211 and $3,076,245, respectively.

The cost of investments owned on October 31, 2007, including short-term investments, for federal income tax purposes, was $9,819,483. Gross unrealized appreciation and depreciation of investments aggregated $3,713,826 and $432,265, respectively, resulting in net unrealized appreciation of $3,281,561. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note 6

Reclassification of accounts

Capital accounts within financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse  in a subsequent period. During the year ended October 31, 2007, the Fund reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $220,986, a decrease in accumulated net investment loss of $103,854 and an increase in capital paid-in of $117,132. These reclassifications are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America for net operating losses and treating a portion of the proceeds from redemptions as distribution for tax purposes. The calculation of net investment loss per share in the Fund's Financial Highlights excludes these adjustments.

Note 7 Subsequent event

On September 11, 2007, the Board of Trustees of the Fund approved the proposed merger transaction (the Reorganization) for the Fund, a series of John Hancock Series Trust, to be merged into Mid Cap Equity Fund, a series of John Hancock Series Trust.

Multi Cap Growth Fund

25

The shareholders of the Fund approved the Reorganization on December 19, 2007, which is expected to take place during the last week of December 2007.

Pursuant to the Reorganization, the Fund would transfer all of its assets to Mid Cap Equity Fund, in exchange for corresponding shares of Mid Cap Equity Fund. These shares would be distributed proportionately to the shareholders of the Fund. Mid Cap Equity Fund would also assume the Fund's liabilities.

Multi Cap Growth Fund

26

Auditors' report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the John Hancock Series Trust and Shareholders of John Hancock Multi Cap Growth Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the finan-cial highlights present fairly, in all material respects, the financial position of John Hancock Multi Cap Growth Fund (the Fund) at October 31, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2005 were audited by another independent registered public accounting firm whose report expressed an unqualified opinion thereon.

As described in Note 7, on December 19, 2007, the shareholders of the Fund approved the merger of the Fund into the Mid Cap Equity Fund, a series of John Hancock Series Trust, which is expected to take place during the last week of December 2007.

PricewaterhouseCoopers LLP Boston, Massachusetts December 21, 2007

27

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2007.

The Fund has designated distributions to shareholders of $330,871 as a long-term capital gain dividend.

Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

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Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Multi Cap Growth Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Series Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment Subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Multi Cap Growth Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4-5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board's Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser's financial results and condition, including its and certain of its affiliates' profitability from services performed for the Fund, (v) breakpoints in the Fund's and the Peer Group's fees, and information about economies of scale, (vi) the Adviser's and Subadviser's record of compliance with applicable laws and regulations, with the Fund's investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser's and Subadviser's compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board's review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and

29

Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund's benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund's performance during the 3- and 5-year periods under review was higher than the performance of the Peer Group median, and its benchmark index, the Russell 3000 Growth Index, and lower than the performance of the Category median. The Board viewed favorably that the Fund's performance during the 1-year period under review was appreciably higher than the performance of the Peer Group and Category medians, and its benchmark index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund's various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund's total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund's Gross and Net Expense Ratios were higher than the median of its Category, but lower than the Peer Group median. The Board favorably considered the impact of fee caps towards ultimately lowering the Fund's total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund's overall expenses and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment Subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment Subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser's profitability to that of other similar investment advisers whose profit-ability information is publicly available. The Board concluded that, in light of the costs of

30

providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund's ability to appropriately benefit from economies of scale under the Fund's fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board's understanding that most of the Adviser's costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential "fall-out" or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser's relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser's, Subadviser's and Fund's policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

31

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	2000	57
Interim Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc.
(chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc.
(since 1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005);
Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987);
Trustee, Massachusetts Health and Education Tax Exempt Trust (1993-2003).

William H. Cunningham, Born: 1944	2000	57
Former Chancellor, University of Texas System, and former President, University of Texas at Austin;
Chairman and Chief Executive Officer, IBT Technologies (until 2001); Director of the following:
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001),
Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (man-
ufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank-Austin), LIN Television (since 2002), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner, [2] Born: 1938	2000	57
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2007).

John A. Moore,[2] Born: 1939	2005	57
President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse (con-
sulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (since 2002).

32

Independent Trustees (continued)

Name, year of birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	2005	57
Executive Director, Council for International Exchange of Scholars and Vice President, Institute of In-
ternational Education (since 1998); Senior Fellow, Cornell Institute of Public Affairs, Cornell University
(until 1998); Former President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY;
Director, Niagara Mohawk Power Corporation (until 2003); Director, Ford Foundation, International
Fellowships Program (since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for
International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2000	57
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2001); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, year of birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	250
President, John Hancock Variable Life Insurance Company (since March 2007); Executive Vice President,
John Hancock Life Insurance Company (since June 2004); Chairman and Director, John Hancock
Advisers, LLC (the Adviser), John Hancock Funds, LLC and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

33

Principal officers who are not Trustees

Name, year of birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Chairman, Investment Company
Institute Sales Force Marketing Committee (since 2003); Director, President and Chief Executive Officer,
MFC Global (U.S.) (2005-2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006
Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds and John Hancock Funds III (since 2006); Secretary, John
Hancock Funds II and Assistant Secretary, John Hancock Trust (since June 2007); Vice President and
Associate General Counsel, Massachusetts Mutual Life Insurance Company (1999-2006); Secretary and
Chief Legal Counsel, MML Series Investment Fund (2000-2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000-2004); Secretary and Chief Legal Counsel, MassMutual Select
Funds and MassMutual Premier Funds (2004-2006).

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005-June 2007); Vice President, Goldman Sachs (2005-June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003-2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002-2003); Vice President and
Treasurer, Deutsche Global Fund Services (1999-2002).

Gordon M. Shone, Born: 1956	2006
Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003-2005);
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President, John
Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998-2000).

34

Principal officers who are not Trustees (continued)

Name, year of birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005
Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since
June 2007); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III
and John Hancock Trust (since June 2007); Director, Executive Vice President and Chief Financial Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (until June 2007); Executive Vice President and Chief Financial Officer, John Hancock Investment Management Services, LLC (since 2005); Vice
President and Chief Financial Officer, MFC Global (U.S.) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (2005-June 2007); Vice President and General Manager, Fixed
Annuities, U.S. Wealth Management (until 2005); Vice President, Operations, Manulife Wood Logan
(2000-2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund's investment adviser, underwriter and certain other affiliates.

35

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:
By phone	On the Fund's Web site	On the SEC's Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Preston Gates Ellis LLP
Boston, MA 02210-2805	New York, NY 10286	One Lincoln Street
Boston, MA 02111-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered public
Management (U.S.), LLC	Services, Inc.	accounting firm
101 Huntington Avenue	P.O. Box 9510	PricewaterhouseCoopers LLP
Boston, MA 02199	Portsmouth, NH 03802-9510	125 High Street
Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC's Web site, www.sec.gov.

36

J O H N   H A N C O C K   F A M I L Y   O F  F U N D S

EQUITY	SECTOR
Balanced Fund	Financial Industries Fund
Classic Value Fund	Health Sciences Fund
Classic Value Fund II	Real Estate Fund
Classic Value Mega Cap Fund	Regional Bank Fund
Core Equity Fund	Technology Fund
Growth Fund	Technology Leaders Fund
Growth Opportunities Fund
Growth Trends Fund	INTERNATIONAL/GLOBAL
Intrinsic Value Fund	Global Opportunities Fund
Large Cap Equity Fund	Global Shareholder Yield Fund
Large Cap Select Fund	Greater China Opportunities Fund
Mid Cap Equity Fund	International Allocation Portfolio
Small Cap Equity Fund	International Classic Value Fund
Small Cap Fund	International Core Fund
Small Cap Intrinsic Value Fund	International Growth Fund
Sovereign Investors Fund
U.S. Core Fund	INCOME
U.S. Global Leaders Growth Fund	Bond Fund
Value Opportunities Fund	Government Income Fund
High Yield Fund
Investment Grade Bond Fund
ASSET ALLOCATION	Strategic Income Fund
Lifecycle 2010 Portfolio
Lifecycle 2015 Portfolio	TAX-FREE INCOME
Lifecycle 2020 Portfolio	California Tax-Free Income Fund
Lifecycle 2025 Portfolio	High Yield Municipal Bond Fund
Lifecycle 2030 Portfolio	Massachusetts Tax-Free Income Fund
Lifecycle 2035 Portfolio	New York Tax-Free Income Fund
Lifecycle 2040 Portfolio	Tax-Free Bond Fund
Lifecycle 2045 Portfolio
Lifecycle Retirement Portfolio	MONEY MARKET
Lifestyle Aggressive Portfolio	Money Market Fund
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio	CLOSED-END
Lifestyle Growth Portfolio	Bank and Thrift Opportunity Fund
Lifestyle Moderate Portfolio	Income Securities Trust
Investors Trust
Patriot Premium Dividend Fund II
Preferred Income Fund
Preferred Income II Fund
Preferred Income III Fund
Tax-Advantaged Dividend Income Fund
Tax-Advantaged Global Shareholder Yield Fund

A Fund's investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus includes this and other important information about the Fund. To obtain a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291 1-800-554-6713 TDD 1-800-338-8080 EASI-Line www.jhfunds.com

Now available: electronic delivery www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Multi Cap Growth Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

1000A 10/07 12/07

John Hancock
MUTUAL FUNDS

John Hancock
Mid Cap Equity Fund

Annual Report
10.31.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 13

Notes to financial
statements
page 20

Trustees and officers
page 32

For more information
page 36

CEO corner

To Our Shareholders,

Volatility returned to the U.S. stock market in the 12-month period ended October 31, 2007; however, stocks still posted a strong gain of 14.56%, as measured by the Standard & Poor’s 500 Index. The market experienced a particularly sharp downturn in August, as the subprime mortgage market’s woes increased. Rising defaults and an ensuing credit crunch caused heightened fears about their potential impact on U.S. economic growth. Foreign markets felt some ripple effects from the subprime issue, but they continued nonetheless to benefit from solid economic growth and outperformed the U.S. market in this period.

During this period of volatility, the U.S. stock market also passed a significant milestone — the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high for the first time on May 30, 2007. During that period, the S&P 500 Index experienced five significant short-term sell-offs of 6% or more, with the August subprime-induced meltdown being the most recent.

This nearly complete market cycle highlights the importance of two investment principles you have heard us speak of often: diversification and patience. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

The recent volatility in the securities markets has prompted many investors to question how long this type of market cycle will last. History tells us it will indeed end and that when it does, today’s leaders may well turn into laggards and vice versa. The subprime mortgage market woes are just the latest example of why investors should be both patient and well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of October 31, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in equity securities of medium-capitalization companies in the range of the Standard & Poor’s Mid Cap 400 Index.

Over the last twelve months

► Stocks posted double-digit gains despite a litany of challenges and increased market volatility.

► The Fund outperformed its benchmark index and peer group thanks to favorable stock selection and a number of takeovers.

► Consumer discretionary and health care stocks contributed the most to performance, while financials had the biggest negative impact on results.

Top 10 issuers
Hologic, Inc.	3.3%	GameStop Corp. (Class A)	2.2%

Steel Dynamics, Inc.	2.3%	Euronet Worldwide, Inc.	2.2%

VistaPrint Ltd.	2.3%	Superior Energy Services, Inc.	2.2%

Southwestern Energy Co.	2.3%	Chicago Bridge & Iron Co. NV
		(NY Reg Shares)	2.2%
Monster Worldwide, Inc.	2.3%

Salesforce.com, Inc.	2.2%

As a percentage of net assets on October 31, 2007.

Managers’ report

John Hancock
Mid Cap Equity Fund

In an increasingly volatile market environment, mid-cap stocks generated double-digit gains during the year ended October 31, 2007. The Standard & Poor’s MidCap 400/Citigroup Growth Index returned 21.10% for the 12-month period, while the broad Standard & Poor’s 500 Index returned 14.56% .

Stocks rallied sharply in the first half of the period thanks to robust merger activity and better-than-expected corporate profits. The latter half of the period brought a litany of challenges as the U.S. economy continued to slow, earnings growth decelerated, energy prices soared to record highs, and the subprime lending industry experienced a meltdown that led to a seize-up in the mortgage and credit markets. Consequently, day-to-day volatility increased markedly as the stock market lurched up and down and investors rotated swiftly in and out of various sectors and industries. Nonetheless, stocks managed to maintain their upward trajectory as the Federal Reserve cut short-term interest rates twice to help stabilize the credit markets.

Within the mid-cap segment of the market, growth stocks reasserted their dominance over value after lagging for much of the past seven years.

Fund performance

For the year ended October 31, 2007, John Hancock Mid Cap Equity Fund’s Class A, Class B, Class C and Class I shares posted total returns of 27.01%, 26.23%, 26.13% and 27.62%, respectively, at net asset value. This performance outpaced the 24.85% average return of

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE. . . AND WHAT’S BEHIND THE NUMBERS

Bally Technologies	▲	Sharp increase in sales and earnings

Hansen Natural	▲	Successful new products lifted the stock price of this energy drink maker

SanDisk	▼	Flash memory products company declined as flash memory prices fell

Portfolio Managers, MFC Global Investment Management (U.S.), LLC
Henry E. Mehlman, CFA and Alan E. Norton, CFA

Morningstar’s mid-cap growth fund category1, the 17.01% return of the Fund’s former benchmark index, the Standard & Poor’s MidCap 400 Index, and the 21.10% return of the S&P MidCap 400/Citigroup Growth Index. Going forward, the Fund will compare itself to the Standard & Poor’s MidCap 400/Citigroup Growth Index, which better represents the Fund and its strategy of investment in mid-cap growth stocks. Keep in mind that your net asset value return will differ from the Fund’s performance if you were not invested in the Fund for the entire period or did not reinvest all distributions. See pages six and seven for historical performance information.

“In an increasingly volatile
market environment, mid-cap
stocks generated double-digit
gains during the year ended
October 31, 2007.”

The Fund’s outperformance of its benchmark index and Morningstar peer group was a function of our balanced, disciplined investment approach. We invest in high-quality mid-cap companies with reliable earnings growth, excellent profit margins and healthy balance sheets, as well as experienced management and a leading market position. Good stock choices in nearly every sector of the market helped the Fund overcome its limited exposure to energy and materials stocks, which were the best-performing segments of the market.

Benefiting from merger activity

Another contributing factor to the portfolio’s strong performance during the reporting period was takeovers. Nine companies in the portfolio agreed to be acquired or taken private over the past year, including four of the top eight performance contributors, and all of them at a premium to their respective share prices at the time of the agreement.

Mid Cap Equity Fund

We believe that the larger, mature companies making the acquisitions are looking for some of the same characteristics we are — robust organic growth rates and innovative new product development. Examples from the portfolio over the past year included digital marketing firm aQuantive, Inc., which was acquired by software giant Microsoft, and spinal disorder treatment company Kyphon, Inc., which was bought by leading medical products maker Medtronic.

Other portfolio holdings that benefited substantially from takeovers included women’s health care products maker Cytyc Corp., which merged with competitor Hologic, and medical diagnostics producer Ventana Medical Systems, Inc., which received a takeover offer from pharmaceutical firm Roche.

Other than Ventana, which we still own in the portfolio, we sold all of the other stocks after the takeover agreements but before the deals were consummated. We typically take our profits in this manner because most of the run-up in the stock occurs immediately after the offer or agreement. This strategy proved to be beneficial during the period as the takeover of audio products maker Harman International — a former portfolio holding — by two private equity firms was terminated in October.

Consumer discretionary added value

Stock selection worked best in the consumer discretionary sector, led by video game retailer GameStop Corp., which returned more than 130% for the reporting period. Updated versions of the major gaming systems, which came to market at the end of 2006, led to a proliferation  of new games, providing a strong lift to sales at GameStop. The company also benefited from an increase in trade-ins of older games, which have higher profit margins on resale.

SECTOR DISTRIBUTION[2]
Information technology	23%
Industrials	19%
Health care	19%
Financials	12%
Consumer discretionary	11%
Energy	9%
Materials	2%
Consumer staples	1%

Another top contributor was Varian Semiconductor Equipment Associates, Inc., which makes ion implantation systems for the semiconductor industry. Varian has a dominant market position with its innovative single-wafer processing systems, leading to very strong growth in the company’s revenues and earnings.

Mid Cap Equity Fund

Financials detracted

The portfolio’s financial holdings weighed on performance relative to its benchmark index. One of the weaker performers was Ambac Financial Group, Inc., which provides secondary insurance and credit enhancements for fixed-income securities. Ambac was hurt by the subprime mortgage problems because of its exposure to mortgage-backed securities and collateralized debt obligations.

“Good stock choices in nearly
every sector of the market
helped the Fund overcome its
limited exposure to energy and
materials stocks, which were the
best-performing segments of
the market.”

The biggest individual detractor in the portfolio was Trident Microsystems, Inc., which manufactures video-processing chips for large-screen LCD televisions. Trident’s primary customers include Sony, Samsung and Philips. Lost market share by these companies to lower-cost brands led investors to question the sustainability of Trident’s leading position in the industry.

Outlook

Despite the challenging and rapidly changing market environment, we believe the outlook for mid-cap stocks appears positive over the next 12 months. Price-earnings ratios remain reasonable on a historical basis, balance sheets are strong (with the exception of the financial sector), and there is room for profit margin improvement. In addition, many mid-cap companies are increasing the percentage of their business that comes from overseas, where economic growth is expected to be stronger than in the domestic economy.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Medium-capitalization stocks tend to be more volatile than stocks of larger companies and as a group could fall out of favor with the market, causing the Fund to underperform investments that focus either on small- or large-capitalization stocks. The Fund focuses on growth stocks, which could underperform value stocks.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on October 31, 2007.

Mid Cap Equity Fund

A look at performance

For the periods ended October 31, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	8-4-03	20.67%	—	—	16.17%	20.67%	—	—	88.83%

B	8-4-03	21.23	—	—	16.68	21.23	—	—	92.34

C	8-4-03	25.13	—	—	16.96	25.13	—	—	94.33

I1	8-4-03	27.62	—	—	18.03	27.62	—	—	102.02

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 2-29-08. The net expenses are as follows: Class A — 1.38%, Class B — 2.08%, Class C — 2.08%, Class I — 0.95% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 4.25%, Class B — 4.95%, Class C — 4.95%, Class I — 3.81% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

Mid Cap Equity Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Mid Cap Equity Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the two separate indexes.

		Without	With maximum
Class	Period beginning	sales charge	sales charge	Index 1	Index 2

B	8-4-03	$19,434	$19,234	$18,418	$19,450

C2	8-4-03	19,433	19,433	18,418	19,450

I3	8-4-03	20,202	20,202	18,418	19,450

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of October 31, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s MidCap 400/Citigroup Growth Index — Index 1 — is an unmanaged index comprised of stocks representing approximately half of the S&P MidCap Index that have been identified as being on the growth end of the growth-value spectrum.

Standard & Poor’s MidCap 400 Index — Index 2 — is an unmanaged index of 400 domestic stocks of medium-size companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I share prospectus.

Mid Cap Equity Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2007, with the same investment held until October 31, 2007.

	Account value	Ending value	Expenses paid during
	on 5-1-07	on 10-31-07	period ended 10-31-07[1]

Class A	$1,000.00	$1,138.90	$7.42

Class B	1,000.00	1,135.50	11.01

Class C	1,000.00	1,135.50	10.66

Class I	1,000.00	1,141.80	5.10

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Mid Cap Equity Fund

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2007, with the same investment held until October 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-07	on 10-31-07	period ended 10-31-07[1]

Class A	$1,000.00	$1,018.27	$7.00

Class B	1,000.00	1,014.89	10.39

Class C	1,000.00	1,015.22	10.06

Class I	1,000.00	1,020.44	4.81

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.38%, 2.05%, 1.98% and 0.94% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Mid Cap Equity Fund

Fund’s investments

F I N A N C I A L  S T A T E M E N T S

Securities owned by the Fund on 10-31-07

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 96.38%		$24,227,401
(Cost $22,532,077)

Air Freight & Logistics 1.12%		281,886

UTI Worldwide, Inc. (British Virgin Islands) (F)	11,050	281,886

Application Software 2.24%		563,700

Salesforce.com, Inc. (I)	10,000	563,700

Asset Management & Custody Banks 3.94%		989,820

Eaton Vance Corp.	9,925	496,548

SEI Investments Co.	15,600	493,272

Automotive Retail 1.92%		483,743

O’Reilly Automotive, Inc. (I)	14,650	483,743

Biotechnology 1.60%		402,800

PDL BioPharma, Inc. (I)	19,000	402,800

Casinos & Gaming 3.54%		890,999

Bally Technologies, Inc. (I)	10,150	409,349

Penn National Gaming, Inc. (I)	7,800	481,650

Communications Equipment 1.93%		484,480

Harris Corp.	8,000	484,480

Computer & Electronics Retail 2.24%		562,590

GameStop Corp. (Class A) (I)	9,500	562,590

Computer Storage & Peripherals 1.93%		483,960

SanDisk Corp. (I)	10,900	483,960

Construction & Engineering 4.20%		1,056,473

Chicago Bridge & Iron Co. NV (NY Reg Shares) (Netherlands) (F)	11,044	552,200

Stantec, Inc. (Canada) (F)(I)	12,950	504,273

Construction & Farm Machinery & Heavy Trucks 5.69%		1,430,480

Bucyrus International, Inc. (Class A)	4,600	379,500

Force Protection, Inc. (I)	30,100	538,790

Oshkosh Truck Corp.	9,450	512,190

Data Processing & Outsourced Services 2.22%		558,923

Euronet Worldwide, Inc. (I)	17,450	558,923

Diversified Commercial & Professional Services 2.03%		509,220

Corrections Corp. of America (I)	18,000	509,220

See notes to financial statements

Mid Cap Equity Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Electronic Equipment Manufacturers 2.05%		$516,453

Daktronics, Inc.	17,319	516,453

Health Care Equipment 7.43%		1,866,934

Gen-Probe, Inc. (I)	7,460	522,349

Hologic, Inc. (I)	12,292	834,996

ResMed, Inc. (I)	12,300	509,589

Health Care Supplies 2.15%		540,810

Inverness Medical Innovations, Inc. (I)	9,000	540,810

Human Resource & Employment Services 2.30%		578,265

Monster Worldwide, Inc. (I)	14,250	578,265

Industrial Machinery 1.98%		496,921

Middleby Corp. (The) (I)	7,625	496,921

Internet Software & Services 2.35%		589,868

VistaPrint Ltd. (Bermuda) (F)(I)	12,400	589,868

Life Sciences Tools & Services 2.29%		576,400

Covance, Inc. (I)	4,000	330,000

Ventana Medical Systems, Inc. (I)	2,800	246,400

Oil & Gas Equipment & Services 2.21%		554,346

Superior Energy Services, Inc. (I)	14,950	554,346

Oil & Gas Exploration & Production 6.43%		1,616,921

Quicksilver Resources, Inc. (I)	9,250	527,250

Range Resources Corp.	11,300	507,709

Southwestern Energy Co. (I)	11,250	581,962

Pharmaceuticals 5.92%		1,488,713

Medicis Pharmaceutical Corp. (Class A)	17,450	518,090

Sepracor, Inc. (I)	16,020	441,191

Shire Plc, ADR (United Kingdom) (F)	7,045	529,432

Property & Casualty Insurance 1.77%		444,538

Ambac Financial Group, Inc.	12,070	444,538

Regional Banks 4.05%		1,016,769

Cullen/Frost Bankers, Inc.	9,875	525,153

UCBH Holdings, Inc.	28,800	491,616

Restaurants 1.80%		452,525

Cheesecake Factory, Inc. (The) (I)	20,175	452,525

Semiconductor Equipment 6.08%		1,529,077

FormFactor, Inc. (I)	13,580	531,114

Lam Research Corp. (I)	9,550	479,410

Varian Semiconductor Equipment Associates, Inc. (I)	11,268	518,553

Semiconductors 4.03%		1,012,079

SiRF Technology Holdings, Inc. (I)	16,850	502,298

Trident Microsystems, Inc. (I)	67,700	509,781

Soft Drinks 1.03%		260,100

Hansen Natural Corp. (I)	3,825	260,100

See notes to financial statements

Mid Cap Equity Fund

F I N A N C I A L  S T A T E M E N T S

Issuer				Shares	Value
Specialized Finance 1.85%					$464,859

Portfolio Recovery Associates, Inc. (L)				10,305	464,859

Specialty Stores 1.53%					383,360

PetSmart, Inc.				12,800	383,360

Steel 2.35%					590,742

Steel Dynamics, Inc.				11,100	590,742

Trading Companies & Distributors 2.18%					548,647

Finning International, Inc. (Canada) (F)				16,034	548,647

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Short-term investments 6.63%					$1,667,402
(Cost $1,667,402)

Government U.S. Agency 4.77%					1,200,000

Federal Home Loan Bank,
Discount Note	4.40% (Y)	11-01-07	AAA	$1,200	1,200,000

				Shares
Cash Equivalents 1.86%					467,402

John Hancock Cash Investment Trust (T)(W)				467,402	467,402

Total investments (Cost $24,199,479) 103.01%					$25,894,803

Other assets and liabilities, net (3.01%)					($756,534)

Total net assets 100.00%					$25,138,269

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of October 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of October 31, 2007.

See notes to financial statements

Mid Cap Equity Fund

Financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities 10-31-07

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $23,732,077) including
$455,611 of securities loaned (Note 1)	$25,427,401
Investments in affiliated issuers, at value (cost $467,402)	467,402
Total investments, at value (cost $24,199,479)	25,894,803
Foreign currency at value (cost $8)	8
Receivable for investments sold	103,425
Receivable for shares sold	66,488
Dividends and interest receivable	2,264
Other assets	239,505
Total assets	26,306,493

Liabilities

Due to custodian	386
Payable for investments purchased	363,243
Payable for shares repurchased	18,475
Payable upon return of securities loaned (Note 1)	467,402
Payable to affiliates
Management fees	20,141
Distribution and service fees	1,849
Other	12,418
Other payables and accrued expenses	284,310
Total liabilities	1,168,224

Net assets

Capital paid-in	30,308,703
Accumulated net realized loss on investments and foreign currency transactions	(6,864,743)
Net unrealized appreciation of investments	1,695,324
Accumulated net investment loss	(1,015)
Net assets	$25,138,269

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($15,497,121 ÷ 979,348 shares)	$15.82
Class B ($6,162,657 ÷ 399,709 shares)[1]	$15.42
Class C ($3,285,123 ÷ 212,976 shares)[1]	$15.42
Class I ($193,368 ÷ 12,010 shares)	$16.10

Maximum offering price per share

Class A2 ($15.82 ÷ 95%)	$16.65

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Mid Cap Equity Fund

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 10-31-07

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends including special dividends of $5,905
(net of foreign withholding taxes of $601)	$30,879
Interest	25,735
Securities lending	4,596
Total investment income	61,210

Expenses

Investment management fees (Note 2)	97,258
Distribution and service fees (Note 2)	65,235
Class A, B and C transfer agent fees (Note 2)	20,486
Class I transfer agent fees (Note 2)	89
Accounting and legal services fees (Note 2)	1,706
Blue sky fees	107,997
Professional fees	15,990
Custodian fees	38,423
Printing fees	34,240
Trustees’ fees	398
Securities lending fees	42
Miscellaneous	1,862

Total expenses	383,726
Less expense reductions (Note 2)	(188,501)

Net expenses	195,225

Net investment loss	(134,015)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	1,556,926
Foreign currency transactions	(783)
1,556,143
Change in net unrealized appreciation (depreciation) of investments	1,059,377

Net realized and unrealized gain	2,615,520

Increase in net assets from operations	$2,481,505

See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of
Fund share transactions.

	Year	Year
	ended	ended
	10-31-06	10-31-07

Increase (decrease) in net assets

From operations
Net investment loss	($25,512)	($134,015)
Net realized gain	156,904	1,556,143
Change in net unrealized appreciation (depreciation)	138,159	1,059,377

Increase in net assets resulting from operations	269,551	2,481,505

Distributions to shareholders
From net realized gain
Class A	(296,269)	(115,839)
Class B	(17,427)	(23,833)
Class C	(17,427)	(11,332)
Class I	(17,427)	(6,148)
	(348,550)	(157,152)
From Fund share transactions (Note 4)	1,374,374	18,844,311

Total increase	1,295,375	21,168,664

Net assets
Beginning of year	2,674,230	3,969,605

End of year[1]	$3,969,605	$25,138,269

1 Includes accumulated net investment loss of $27 and $1,015, respectively.

See notes to financial statements

Mid Cap Equity Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-03[1,2]	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07

Per share operating performance

Net asset value, beginning of period	$10.00	$11.35	$11.61	$13.38	$12.94
Net Investment loss[3]	(0.01)	(0.06)	(0.08)	(0.08)	(0.13)[4]
Net realized and unrealized
gain on investments	1.36	0.50	2.38	1.38	3.51
Total from investment operations	1.35	0.44	2.30	1.30	3.38
Less distributions
From net realized gain	—	(0.18)	(0.53)	(1.74)	(0.50)
Net asset value, end of period	$11.35	$11.61	$13.38	$12.94	$15.82
Total return[5,6] (%)	13.50[7]	3.92	20.31	10.31	27.01

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$2	$2	$3	$15
Ratio of net expenses to average
net assets (%)	1.20[8]	1.20	1.20	1.38	1.39
Ratio of gross expenses to average
net assets[9] (%)	6.20[8]	2.42	2.97	4.25	2.94
Ratio of net investment loss
to average net assets (%)	(0.57)[8]	(0.56)	(0.65)	(0.66)	(0.88)[4]
Portfolio turnover (%)	48[7]	46	63	47	64[10]

1 Audited by previous Independent Registered Public Accounting Firm.

2 Class A shares began operations on 8-4-03.

3 Based on the average of the shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.05% of class’s average net assets.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Does not take into consideration expense reductions during the periods shown.

10 Excludes merger activity.

See notes to financial statements

Mid Cap Equity Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-03[1,2]	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07

Per share operating performance

Net asset value, beginning of period	$10.00	$11.33	$11.54	$13.23	$12.70
Net Investment loss[3]	(0.03)	(0.12)	(0.14)	(0.17)	(0.22)[4]
Net realized and unrealized
gain on investments	1.36	0.51	2.36	1.38	3.44
Total from investment operations	1.33	0.39	2.22	1.21	3.22
Less distributions
From net realized gain	—	(0.18)	(0.53)	(1.74)	(0.50)
Net asset value, end of period	$11.33	$11.54	$13.23	$12.70	$15.42
Total return[5,6] (%)	13.30[7]	3.49	19.72	9.67	26.23

Ratios and supplemental data

Net assets, end of period
(in millions)	—[8]	—[8]	—[8]	$1	$6
Ratio of net expenses to average
net assets (%)	1.90[9]	1.65	1.65	2.05	2.06
Ratio of gross expenses to average
net assets[10] (%)	6.90[9]	2.87	3.42	4.92	3.61
Ratio of net investment loss
to average net assets (%)	(1.27)[9]	(1.01)	(1.10)	(1.35)	(1.57)[4]
Portfolio turnover (%)	48[7]	46	63	47	64[11]

1 Audited by previous Independent Registered Public Accounting Firm.

2 Class B shares began operations on 8-4-03.

3 Based on the average of the shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.05% of class’s average net assets.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 Does not take into consideration expense reductions during the periods shown.

11 Excludes merger activity.

See notes to financial statements

Mid Cap Equity Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-03[1,2]	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07

Per share operating performance

Net asset value, beginning of period	$10.00	$11.33	$11.54	$13.23	$12.71
Net Investment loss[3]	(0.03)	(0.12)	(0.14)	(0.16)	(0.21)[4]
Net realized and unrealized
gain on investments	1.36	0.51	2.36	1.38	3.42
Total from investment operations	1.33	0.39	2.22	1.22	3.21
Less distributions
From net realized gain	—	(0.18)	(0.53)	(1.74)	(0.50)
Net asset value, end of period	$11.33	$11.54	$13.23	$12.71	$15.42
Total return[5,6] (%)	13.30[7]	3.49	19.72	9.76	26.13

Ratios and supplemental data

Net assets, end of period
(in millions)	—[8]	—[8]	—[8]	—[8]	$3
Ratio of net expenses to average
net assets (%)	1.90[9]	1.65	1.65	1.98	2.00
Ratio of gross expenses to average
net assets[10] (%)	6.90[9]	2.87	3.42	4.85	3.55
Ratio of net investment loss
to average net assets (%)	(1.27)[9]	(1.01)	(1.10)	(1.51)	(1.51)[4]
Portfolio turnover (%)	48[7]	46	63	47	64[11]

1 Audited by previous Independent Registered Public Accounting Firm.

2 Class C shares began operations on 8-4-03.

3 Based on the average of the shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.05% of class’s average net assets.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 Does not take into consideration expense reductions during the periods shown.

11 Excludes merger activity.

See notes to financial statements

Mid Cap Equity Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	10-31-03[1,2]	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07

Per share operating performance

Net asset value, beginning of period	$10.00	$11.35	$11.66	$13.47	$13.10
Net Investment loss[3]	(0.01)	(0.03)	(0.04)	(0.03)	(0.05)[4]
Net realized and unrealized
gain on investments	1.36	0.52	2.38	1.40	3.55
Total from investment operations	1.35	0.49	2.34	1.37	3.50
Less distributions
From net realized gain	—	(0.18)	(0.53)	(1.74)	(0.50)
Net asset value, end of period	$11.35	$11.66	$13.47	$13.10	$16.10
Total return[5,6] (%)	13.50[7]	4.37	20.58	10.82	27.62

Ratios and supplemental data

Net assets, end of period
(in millions)	—[8]	—[8]	—[8]	—[8]	—[8]
Ratio of net expenses to average
net assets (%)	0.90[9]	0.90	0.90	0.94	0.95
Ratio of gross expenses to average
net assets[10] (%)	5.90[9]	2.12	2.67	3.81	3.03
Ratio of net investment loss
to average net assets (%)	(0.27)[9]	(0.26)	(0.35)	(0.23)	(0.39)[4]
Portfolio turnover (%)	48[7]	46	63	47	64[11]

1 Audited by previous Independent Registered Public Accounting Firm.

2 Class I shares began operations on 8-4-03.

3 Based on the average of the shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.05% of class’s average net assets.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 Does not take into consideration expense reductions during the periods shown.

11 Excludes merger activity.

See notes to financial statements

Mid Cap Equity Fund

Notes to financial statements

Note 1
Accounting policies

John Hancock Mid Cap Equity Fund (the Fund) is a diversified series of John Hancock Series Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund was established and commenced operations on August 4, 2003 with an initial capital contribution from John Hancock Advisers, LLC (the Adviser) of $2,348,551. During the period August 4, 2003 to January 2, 2006, the Fund was not available for sale to the public after which the Fund was initially offered to the public. At the time of the public offering, the Adviser held $2,864,387 in the Fund (193,607 shares in Class A, 11,407 shares in Class B, 11,407 shares in Class C and 11,377 shares in Class I).

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C and Class I shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of the Adviser, a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Mid Cap Equity Fund

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translations

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered

Mid Cap Equity Fund

into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2007.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. It is presently anticipated that Morgan Stanley will be the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral. Prior to May 8, 2007, the Fund paid the Adviser $42 for security lending services relating to an arrangement which ended on May 7, 2007.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $7,107,959 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 — $6,962,951 and October 31, 2010 — $145,008. Availability of a certain amount of this loss carryforward, which was acquired on May 25, 2007, in a merger with John Hancock Focused Equity Fund, may be limited in a given year.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of FIN 48 for regulated investment companies for an additional six months. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund’s net assets, results of operations and financial statement disclosures.

Mid Cap Equity Fund

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign dividends, when the Fund becomes aware of the dividends from cash collections. Interest income on investment securities is recorded on the accrual basis. Discounts/premiums are accreted/amortized for financial reporting purposes. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2006, the tax character of distributions paid was as follows: ordinary income $10,126 and long-term capital gain $338,424. During the year ended October 31, 2007, the tax character of distributions paid was as follows: long-term capital gain $157,152. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2007, the components of distributable earnings on a tax basis included $202,447 of undistributed ordinary income and $182,188 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.75% of the next $500,000,000 and (c) 0.70% of the Fund’s average daily net asset value in excess of $1,000,000,000. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses, excluding the distribution and service fees and transfer agent fees, to 0.90% of the Fund’s average daily net asset value, on an annual basis, at least until February 29, 2008. The Adviser has contractually limited the Fund’s expenses for Class A, Class B and Class C to 1.38%, 2.05% and 1.98%, respectively, of the Fund’s average daily assets. This limitation is effective at least until May 31, 2008. Accordingly, the expense reductions related to this total expense limitation amounted to $188,501 for the year ended October 31, 2007. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formally the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Mid Cap Equity Fund

Expenses under the agreements described above for the year ended October 31, 2007 were as follows:

	Transfer agent	Distribution and
Share class	fees	service fees

Class A	$3,897	$23,386
Class B	1,422	28,432
Class C	671	13,417
Class I	89	—
Total	$6,079	$65,235

Additionally, there are out-of-pocket expenses included in transfer agent fees.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2007, JH Funds received net up-front sales charges of $24,038 with regard to sales of Class A shares. Of this amount, $3,921 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $19,504 was paid as sales commissions to unrelated broker-dealers and $613 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2007, CDSCs received by JH Funds amounted to $2,812 for Class B shares and $429 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account and $15.00 for each Class I shareholder account. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Effective June 1, 2007, for the Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.04% of the Class I average daily net asset value. Effective January 3, 2006, Signature Services agree to limit transfer agent fees on Class A, Class B and Class C shares to 0.30% of each class’s average daily net asset value at least until May 31, 2008.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance and legal services for the Fund. The compensation for the year amounted to $1,706 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Mid Cap Equity Fund

24

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund believes the risk of loss to be remote.

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, issued in reorganization, reinvested and repurchased during the years ended October 31, 2006 and October 31, 2007, along with the corresponding dollar value.

	Year ended 10-31-06		Year ended 10-31-07
	Shares	Amount	Shares	Amount
Class A shares

Sold	49,048	$628,972	278,163	$4,034,286
Issued in reorganization	—	—	592,060	8,717,076
Distributions reinvested	23,607	296,269	8,943	115,455
Repurchased	(17,099)	(211,585)	(125,374)	(1,819,788)
Net increase	55,556	$713,656	753,792	$11,047,029

Class B shares

Sold	38,295	$480,744	92,709	$1,314,928
Issued in reorganization	—	—	313,567	4,510,975
Distributions reinvested	1,407	17,427	1,823	23,063
Repurchased	(2,179)	(26,501)	(55,913)	(791,520)
Net increase	37,523	$471,670	352,186	$5,057,446

Class C shares

Sold	11,164	$143,194	71,817	$1,033,516
Issued in reorganization	—	—	137,816	1,983,416
Distributions reinvested	1,406	17,427	758	9,601
Repurchased	—	—	(19,985)	(282,753)
Net increase	12,570	$160,621	190,406	$2,743,780

Class I shares

Sold	878	$11,000	196	$2,954
Distributions reinvested	1,378	17,427	470	6,148
Repurchased	—	—	(912)	(13,046)
Net increase (decrease)	2,256	$28,427	(246)	($3,944)

Net increase	107,905	$1,374,374	1,296,138	$18,844,311

Note 5
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2007, aggregated $11,095,846 and $7,875,333, respectively.

The cost of investments owned on October 31, 2007, including short-term investments, for federal income tax purposes was $24,340,898. Gross unrealized appreciation and depreciation of investments aggregated $3,041,268 and $1,487,363, respectively, resulting in net unrealized appreciation of $1,553,905. The difference between book basis and tax basis net unrealized appreciation of investments

Mid Cap Equity Fund

25

is attributable primarily to the tax deferral of losses on certain sales of securities.

Note 6
Reclassification of accounts

Capital accounts within financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period. During the year ended October 31, 2007, the Fund reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $8,420,633, a decrease in accumulated net investment loss of $133,027 and an increase in capital paid-in of $8,287,606. These reclassifications are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America for net operating losses, accrued capital loss carryforwards from the merger with the John Hancock Focused Equity Fund and foreign currency transactions. The calculation of net investment loss per share in the Fund’s Financial Highlights excludes these adjustments.

Note 7
Reorganization

On May 9, 2007, the shareholders of John Hancock Focused Equity Fund (Focused Equity Fund) approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Focused Equity Fund in exchange for Class A, Class B and Class C shares of the Fund. The acquisition was accounted for as a tax-free exchange of 592,060 Class A shares, 313,567 Class B shares and 137,816 Class C shares of the Fund for the net assets of the Focused Equity Fund, which amounted to $8,717,076, $4,510,975 and $1,983,416 for Class A, Class B and Class C shares of the Focused Equity Fund, respectively, including the total of $170,242 of unrealized appreciation, after the close of business on May 25, 2007.

Note 8
Subsequent event

On September 11, 2007, the Board of Trustees of the Fund approved the proposed merger transaction (the Reorganization) for John Hancock Multi Cap Growth Fund, a series of John Hancock Series Trust, into the Fund.

The shareholders of the Fund approved the Reorganization on December 19, 2007, which is expected to take place during the last week of December 2007.

Pursuant to the Reorganization, the Multi Cap Growth Fund would transfer all of its assets to the Fund, in exchange for corresponding shares of the Fund. These shares would distribute proportionately to the shareholders of the Multi Cap Growth Fund. The Fund would also assume the Multi Cap Growth Fund’s liabilities.

Mid Cap Equity Fund

26

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Series Trust and Shareholders of John Hancock
Mid Cap Equity Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Mid Cap Equity Fund (the Fund) at October 31, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2005, were audited by another independent registered public accounting firm whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 21, 2007

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Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2007.

The Fund has designated distributions to shareholders of $157,152 as a long-term capital gain dividend.

The Fund paid no ordinary distributions during the tax year ended October 31, 2007.

Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

28

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Mid Cap
Equity Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Series Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment Subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Mid Cap Equity Fund (the Fund). The Advisory Agreement with the Adviser and the Subadvisory Agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance,

29

compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board recognized the relatively short operational history of the Fund. The Board noted that the Fund’s performance during the 3-year period was higher than the performance of the Peer Group and Category medians, and lower than the performance of its benchmark index, the S&P Mid Cap 400/Citigroup Growth Index. The Board also noted that the Fund’s more recent performance during the 1-year period was lower than the performance of the Peer Group and Category medians, and its benchmark index. The Adviser provided information to the Board regarding factors contributing to the Fund’s performance results, as well as the Adviser’s outlook and investment strategy for the near future. The Board indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was appreciably higher than the median of its Category and Peer Group. The Board also noted that the Fund’s Net Expense Ratio was higher than the Category median, but lower than the Peer Group median. The Board favorably considered the impact of fee caps towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expenses and plans to improve performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment Subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment Subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

30

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

31

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John
Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the
Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	2003	57

Interim Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc.
(chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc.
(since 1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005);
Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987);
Trustee, Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2003	57

Former Chancellor, University of Texas System, and former President, University of Texas at Austin;
Chairman and Chief Executive Officer, IBT Technologies (until 2001); Director of the following:
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001),
Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (man-
ufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (since 2002), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner, [2] Born: 1938	2003	57

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2007).

John A. Moore,[2] Born: 1939	2005	57

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(since 2002).

32

Independent Trustees (continued)

Name, year of birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	2005	57

Executive Director, Council for International Exchange of Scholars and Vice President, Institute of In-
ternational Education (since 1998); Senior Fellow, Cornell Institute of Public Affairs, Cornell University
(until 1998); Former President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY;
Director, Niagara Mohawk Power Corporation (until 2003); Director, Ford Foundation, International
Fellowships Program (since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for
International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2003	57

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2001); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, year of birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	250

President, John Hancock Variable Life Insurance Company (since March 2007); Executive Vice President,
John Hancock Life Insurance Company (since June 2004); Chairman and Director, John Hancock
Advisers, LLC (the Adviser), John Hancock Funds, LLC and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

33

Principal officers who are not Trustees

Name, year of birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Chairman, Investment Company
Institute Sales Force Marketing Committee (since 2003); Director, President and Chief Executive Officer,
MFC Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds and John Hancock Funds III (since 2006); Secretary, John
Hancock Funds II and Assistant Secretary, John Hancock Trust (since June 2007); Vice President and
Associate General Counsel, Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and
Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel, MassMutual Select
Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005);
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President, John
Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

34

Principal officers who are not Trustees (continued)

Name, year of birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since
June 2007); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III
and John Hancock Trust (since June 2007); Director, Executive Vice President and Chief Financial Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (until June 2007); Executive Vice President and Chief Financial Officer, John Hancock Investment Management Services, LLC (since 2005); Vice
President and Chief Financial Officer, MFC Global (U.S.) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (2005–June 2007); Vice President and General Manager, Fixed
Annuities, U.S. Wealth Management (until 2005); Vice President, Operations, Manulife Wood Logan
(2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

35

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Preston Gates Ellis LLP
Boston, MA 02210-2805	New York, NY 10286	One Lincoln Street
Boston, MA 02111-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered public
Management (U.S.), LLC	Services, Inc.	accounting firm
101 Huntington Avenue	P.O. Box 9510	PricewaterhouseCoopers LLP
Boston, MA 02199	Portsmouth, NH 03802-9510	125 High Street
Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

36

J O H N   H A N C O C K   F A M I L Y   O F  F U N D S

EQUITY	SECTOR
Balanced Fund	Financial Industries Fund
Classic Value Fund	Health Sciences Fund
Classic Value Fund II	Real Estate Fund
Classic Value Mega Cap Fund	Regional Bank Fund
Core Equity Fund	Technology Fund
Growth Fund	Technology Leaders Fund
Growth Opportunities Fund
Growth Trends Fund	INTERNATIONAL/GLOBAL
Intrinsic Value Fund	Global Opportunities Fund
Large Cap Equity Fund	Global Shareholder Yield Fund
Large Cap Select Fund	Greater China Opportunities Fund
Mid Cap Equity Fund	International Allocation Portfolio
Small Cap Equity Fund	International Classic Value Fund
Small Cap Fund	International Core Fund
Small Cap Intrinsic Value Fund	International Growth Fund
Sovereign Investors Fund
U.S. Core Fund	INCOME
U.S. Global Leaders Growth Fund	Bond Fund
Value Opportunities Fund	Government Income Fund
High Yield Fund
ASSET ALLOCATION	Investment Grade Bond Fund
Lifecycle 2010 Portfolio	Strategic Income Fund
Lifecycle 2015 Portfolio
Lifecycle 2020 Portfolio	TAX - FREE INCOME
Lifecycle 2025 Portfolio	California Tax-Free Income Fund
Lifecycle 2030 Portfolio	High Yield Municipal Bond Fund
Lifecycle 2035 Portfolio	Massachusetts Tax-Free Income Fund
Lifecycle 2040 Portfolio	New York Tax-Free Income Fund
Lifecycle 2045 Portfolio	Tax-Free Bond Fund
Lifecycle Retirement Portfolio
Lifestyle Aggressive Portfolio	MONEY MARKET
Lifestyle Balanced Portfolio	Money Market Fund
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio	CLOSED - END
Lifestyle Moderate Portfolio	Bank and Thrift Opportunity Fund
Income Securities Trust
Investors Trust
Patriot Premium Dividend Fund II
Preferred Income Fund
Preferred Income II Fund
Preferred Income III Fund
Tax-Advantaged Dividend Income Fund
Tax-Advantaged Global Shareholder Yield Fund

A Fund’s investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus includes this and other important information about the Fund. To obtain a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.

It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

8100A 10/07
12/07

John Hancock
MUTUAL FUNDS

John Hancock Technology Fund

Annual Report
10.31.07

Your fund at a glance

Managers' report
page 2

A look at performance
page 6

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 14

Notes to financial
statements
page 21

Trustees and officers
page 32

For more information
page 36

CEO corner

To Our Shareholders,

Volatility returned to the U.S. stock market in the 12-month period ended October 31, 2007; however, stocks still posted a strong gain of 14.56%, as measured by the Standard & Poor's 500 Index. The market experienced a particularly sharp downturn in August, as the subprime mortgage market's woes increased. Rising defaults and an ensuing credit crunch caused heightened fears about their potential impact on U.S. economic growth. Foreign markets felt some ripple effects from the subprime issue, but they continued nonetheless to benefit from solid economic growth and outperformed the U.S. market in this period.

During this period of volatility, the U.S. stock market also passed a significant milestone -- the broad Standard & Poor's 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high for the first time on May 30, 2007. During that period, the S&P 500 Index experienced five significant short-term sell-offs of 6% or more, with the August subprime-induced meltdown being the most recent.

This nearly complete market cycle highlights the importance of two investment principles you have heard us speak of often: diversification and patience. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That's where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor -- a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is "working," then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

The recent volatility in the securities markets has prompted many investors to question how long this type of market cycle will last. History tells us it will indeed end and that when it does, today's leaders may well turn into laggards and vice versa. The subprime mortgage market woes are just the latest example of why investors should be both patient and well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market's twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO's views as of October 31, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term growth of capital by normally investing at least 80% of its assets in stocks of U.S. and foreign technology companies.

Over the last twelve months

► Technology stocks posted impressive gains during the past year, as their attractive valuations and strong earnings growth got investors' attention.

► The Fund's absolute returns were bolstered by holdings in large-cap growth companies, although its underweighting there hurt its relative returns.

► Earnings were a key driver of tech stock returns; the stocks of companies that surprised on the upside performed well, while those that disappointed came under pressure.

John Hancock Technology Fund

Fund performance for the year ended October 31, 2007.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 issuers

Microsoft Corp.	8.1%	Apple, Inc.	4.0%

Hewlett-Packard Co.	5.9%	Oracle Corp.	3.5%

Cisco Systems, Inc.	5.0%	Comverse Technology, Inc.	3.2%

Intel Corp.	4.9%	Western Digital Corp.	3.0%

Dell, Inc.	4.4%	International Business Machines Corp.	3.0%

As a percentage of net assets on October 31, 2007.

1

Manager's report

John Hancock
Technology Fund

Technology stocks posted impressive gains for the 12-month period ended October 31, 2007, driven higher by investors' growing recognition of their attractive valuations and their relatively strong earnings gains.

After underperforming the broader market during the previous couple of years, tech stocks entered the period with valuations that were attractive not only on a historical basis, but also relative to the stock market as a whole. In addition, tech companies began to report impressive earnings growth, fostering expectations that those earnings gains would continue to rise. Earnings, in turn were propelled by a number of factors. Healthy global economic conditions resulted in particularly good demand for tech products and services outside of the United States, especially from emerging economies such as India and China. Demand both here and abroad was also fueled by a new generation of technology or products that deliver video to desktops and wireless devices. Another favorable factor included the weakening of the U.S. dollar, which boosted the financial results of tech companies that generate revenue overseas. The decline of the greenback also meant that some U.S. tech firms were able to undercut foreign competition on price.

Performance

For the 12 months ended October 31, 2007, John Hancock Technology Fund's Class A, Class B, Class C and Class I shares posted total returns of 17.44%, 16.72%, 16.72% and 18.88%, respectively, at net asset

SCORECARD

INVESTMENT		PERIOD'S PERFORMANCE... AND WHAT'S BEHIND THE NUMBERS
Apple	▲	Strong sales of iPod, iPhone and computers = earnings gains
Hewlett-Packard	▲	Revitalized computer sales buoy financial results
Rackable Systems	▼	Intensified competition hurts earnings

2

Portfolio Manager, MFC Global Investment Management (U.S.), LLC Thomas P. Norton, CFA

value. During the same one-year period, the Russell 3000 Technology Index returned 27.48%, the average Morningstar, Inc. specialty- technology fund returned 28.99% 1 and the Standard & Poor's 500 Index returned 14.56% . Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period or did not reinvest all distributions. See pages six and seven for historical performance results.

"Technology stocks posted impressive gains for the 12-month period ended October 31, 2007…"

Performance explained

The Fund's performance was helped most on an absolute basis by large-capitalization, growth-oriented holdings such as Apple, Inc., Hewlett-Packard Co., Cisco Systems, Inc., Microsoft Corp., MEMC Electronic Materials, Inc. and Google, Inc. Apple enjoyed strong profit gains, fueled by excellent growth in its three main businesses -- computers, iPods and iPhones. Computer and printer maker Hewlett-Packard posted good net income, revenue and earnings gains, driven particularly by its revitalized personal computer business. Investors also cheered the company's raising of its revenue and profit outlook for its 2007 fiscal year. Networking giant Cisco continued to benefit from growing technology trends such as online video, Internet telephone service and video-conferencing. Cable and phone companies in particular have increasingly turned to Cisco for new gear to help deliver Internet, television and phone service to consumers and businesses. Microsoft also was bolstered by healthy revenue growth, posting its best quarterly rate in eight years. That trend was aided in large measure by a surge in sales for the Windows operating system. MEMC, the supplier of silicon wafers to the microchip industry, was another great performer. The company posted a significant and better-than-expected rise in quarterly profit. Investors also liked the news

Technology Fund

3

that MEMC signed a wafer solar supply contract with German solar-system maker Conergy. We took profits and sold our stake. Google also performed well, in response to news that the company increased its profit-growth rate and revenue, thanks in large part to continued strength in its core search-advertising business and its brokering of ads that appear on partner Web sites.

Although we benefited from our holdings in these large-cap growth names on an absolute basis, we typically didn't own as much as was represented in the Russell index - as was the case with Apple, Cisco and Microsoft - or any - as was the case of highflier EMC. That underweighting to large-cap growth names was the main reason we lagged the benchmark during the year, because they dominated the index's gains. Beginning in early 2007, we instituted significant enhancements to our investment processes, incorporating both quantitative and fundamental tools to help guide our stock selection. That stock selection process led us to assemble a portfolio that was tilted more in favor of value-oriented names.

INDUSTRY DISTRIBUTION[2]

Computer hardware	19%
Systems software	14%
Communications
equipment	13%
Internet software &
services	12%
Semiconductors	10%
Semiconductor
equipment	8%
Investment banking
& brokerage	4%
Technology distributors	3%
Application software	3%
Computer storage &
peripherals	3%
Home entertainment
software	2%
Office electronics	1%
Wireless
telecommunication
services	1%
IT consulting &
other services	1%
Integrated
telecommunication
services	1%
Human resource &
employment services	1%
Others	1%

Detractors

Leading the list of our most disappointing performers during the year was Rackable Systems, Inc., which provides servers to companies such as Amazon.com, Yahoo! and Microsoft. The company's stock lost considerable ground when it did not meet consensus earnings estimates, due in large measure to brutal competition from larger tech companies (like Dell and IBM) and the ensuing pressure for Rackable to cut its price. Based on our view that those competitive pressures would continue to plague the company, we eliminated our position in it. We also lost ground with chip-maker Trident Microsystems, Inc. The company, which supplies chips for digital television and digital set-top boxes, posted much weaker-than-expected quarterly results amid growing industry competition and price cutting. Our holdings in RF Micro Devices, Inc. also disappointed. RF Micro Devices, which makes power amplifiers and transceivers for mobile phones, posted quarterly profits well above predictions thanks in part

Technology Fund

4

to strong demand in the wireless phone market. However, the stock sold off when the company warned that profits would be below analysts' forecasts for the subsequent quarter, due to the fact that its manufacturing operations were having trouble keeping up with strong demand.

"The Fund's performance was helped most on an absolute basis by large-capitalization, growth- oriented holdings…"

Outlook

We'd be surprised if the returns for tech stocks over the next 12 months rival the outsized gains they generated during the past year, and believe that investors should adjust their expectations accordingly. That said, we're optimistic that a number of factors could continue to provide a tail wind for the group. Although tech stocks aren't as cheap as they were a year ago, we don't believe their valuations are stretched. Furthermore, we believe the group could continue to enjoy earnings growth in excess of the market overall. Although it remains debatable whether the United States will soon enter a recession, we believe the global economy will continue to grow. In our view, that augurs well for strong demand for tech goods and services. The weak U.S. dollar also is likely to help a variety of tech companies, as it will allow them to keep prices competitive both here and abroad.

This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. The manager's statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on October 31, 2007.

Technology Fund

5

A look at performance

For the periods ended October 31, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1--year	5--year	10--year	inception	1--year	5--year	10--year	inception
A	1-13-83	11.60%	9.81%	--1.00%	----	11.60%	59.68%	--9.53%	----
B	1-3-94	11.72	9.96	--1.03	----	11.72	60.78	--9.82	----
C	3-1-99	15.72	10.24	----	--5.63%	15.72	62.78	----	--39.50%
I1	3-1-01	18.88	12.87	----	--6.40	18.88	83.20	----	--35.68

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front--end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The gross expenses are as follows: Class A ----1.93%, Class B ----2.63%, Class C ----2.63%, Class I ----0.97% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund's Class I share prospectus.

Technology Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Technology Fund Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

		Without	With maximum
Class	Period beginning	sales charge	sales charge	Index 1	Index 2
B2	10-31-97	$9,018	$9,018	$17,266	$19,860
C2,[3]	3-1-99	6,050	6,050	10,655	14,402
I3,[4]	3-1-01	6,432	6,432	11,141	14,002

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of October 31, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 3000 Technology Index -- Index 1 -- is an unmanaged index of technology sector stocks in the Russell 3000 Index, which represents the 3,000 largest U.S. companies based on total market capitalization.

Standard & Poor's 500 Index -- Index 2 -- is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 Index 1 figure as of closest month end to inception date.

4 For certain types of investors as described in the Fund's Class I share prospectus.

Technology Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on May 1, 2007, with the same investment held until October 31, 2007.

	Account value	Ending value	Expenses paid during
	on 5-1-07	on 10-31-07	period ended 10-31-07[1]

Class A	$1,000.00	$1,138.00	$9.83
Class B	1,000.00	1,137.90	13.56
Class C	1,000.00	1,134.40	13.55
Class I	1,000.00	1,143.20	5.59

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2007, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Technology Fund

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on May 1, 2007, with the same investment held until October 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-07	on 10-31-07	period ended 10-31-07[1]

Class A	$1,000.00	$1,016.01	$9.27
Class B	1,000.00	1,012.52	12.76
Class C	1,000.00	1,012.51	12.78
Class I	1,000.00	1,019.99	5.26

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.82%, 2.52%, 2.52% and 1.03% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Technology Fund

9

F I N A N C I A L  S T A T E M E N T S

Fund's investments

Securities owned by the Fund on 10-31-07

This schedule is divided into three main categories: common stocks, preferred stocks and short-term investments. Common and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

Issuer	Shares	Value

Common stocks 96.14%		$185,567,914
(Cost $155,067,258)

Application Software 3.18%		6,142,560
Amdocs Ltd. (Channel Islands) (C)(I)	80,000	2,752,000
Intuit, Inc. (I)	64,000	2,058,880
Iona Technologies Plc (ADR) (Ireland) (F)(I)	328,000	1,331,680

Communications Equipment 12.78%		24,663,949
Cisco Systems, Inc. (I)	292,000	9,653,520
Comverse Technology, Inc. (I)	319,400	6,138,868
Harris Corp.	46,500	2,816,040
Nokia Corp. (ADR) (Finland) (F)	71,636	2,845,382
PRIMUS Telecommunications Group, Inc. (I)	67,620	45,982
QUALCOMM, Inc.	74,050	3,164,157

Computer Hardware 18.75%		36,190,513
Apple, Inc. (I)	40,550	7,702,473
Dell, Inc. (I)	278,400	8,519,040
Hewlett-Packard Co.	222,000	11,472,960
International Business Machines Corp.	50,000	5,806,000
NetScout Systems, Inc. (I)	174,000	2,690,040

Computer Storage & Peripherals 3.04%		5,861,808
Western Digital Corp. (I)	226,150	5,861,808

Diversified Banks 0.10%		196,137
First Internet Bancorp (I)	14,369	196,137

Electronic Manufacturing Services 0.08%		152,586
Silicon Genesis Corp. (B)(I)(K)	143,678	152,586

Health Care Equipment 0.03%		54,098
SerOptix, Inc. (B)(I)(K)	491,800	54,098

Home Entertainment Software 1.80%		3,464,725
Activision, Inc. (I)	146,500	3,464,725

Human Resource & Employment Services 0.96%		1,855,196
Monster Worldwide, Inc. (I)	45,717	1,855,196

Integrated Telecommunication Services 1.02%		1,961,746
NTELOS Holdings Corp.	64,980	1,961,746

See notes to financial statements

Technology Fund

10

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Internet Software & Services 12.33%		$23,797,795
eBay, Inc. (I)	125,000	4,512,500
Google, Inc. (Class A) (I)	6,700	4,736,900
Greenfield Online, Inc. (I)	126,250	1,926,575
NDS Group Plc (ADR) (United Kingdom) (F)(I)	73,700	4,392,520
RealNetworks, Inc. (I)	293,000	2,127,180
Shanda Interactive Entertainment Ltd. (ADR) (Cayman Islands) (F)(I)	76,000	2,992,120
Yahoo!, Inc. (I)	100,000	3,110,000

Investment Banking & Brokerage 3.62%		6,995,120
BancTec, Inc. (B)(I)(K)(S)	591,080	4,728,640
Insight Enterprises, Inc. (I)	82,000	2,266,480

IT Consulting & Other Services 1.01%		1,950,127
Accenture Ltd. (Class A) (Bermuda) (F)	49,900	1,948,595
Gomez, Inc. (B)(I)(K)	328	1,532

Office Electronics 1.39%		2,684,888
Xerox Corp. (I)	153,950	2,684,888

Semiconductor Equipment 7.94%		15,328,072
02MIcro International Ltd. (ADR) (Cayman Islands) (F)(I)	136,000	2,360,960
Credence Systems Corp. (I)	310,000	945,500
Cymer, Inc. (I)	53,600	2,278,000
Mattson Technology, Inc. (I)	403,200	3,499,776
Varian Semiconductor Equipment Associates, Inc. (I)	80,000	3,681,600
Verigy Ltd. (Singapore) (F)(I)	111,450	2,562,236

Semiconductors 9.64%		18,607,431
Integrated Device Technology, Inc. (I)	128,000	1,719,040
Intel Corp.	351,250	9,448,625
Qimonda AG (ADR) (Germany) (F)(I)	214,981	2,076,716
Skyworks Solutions, Inc. (I)	435,200	4,012,544
Trident Microsystems, Inc. (I)	179,350	1,350,506

Systems Software 14.05%		27,118,301
Aspen Technology, Inc. (I)	151,000	2,633,440
McAfee, Inc. (I)	53,900	2,228,765
Microsoft Corp.	422,250	15,543,020
Oracle Corp. (I)	302,800	6,713,076

Technology Distributors 3.46%		6,680,682
Arrow Electronics, Inc. (I)	73,350	2,932,533
Tech Data Corp. (I)	95,300	3,748,149

Wireless Telecommunication Services 0.96%		1,862,180
Airspan Networks, Inc. (I)(L)	785,730	1,862,180

See notes to financial statements

Technology Fund

11

F I N A N C I A L  S T A T E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 0.16%			$305,014
(Cost $1,230,942)

Health Care Equipment 0.14%			275,000
SerOptix, Inc. (Series A) (B)(G)(I)(K)	CC-	500,000	125,000
SerOptix, Inc. (Series B) (B)(G)(I)(K)	CC-	500,000	150,000

IT Consulting & Other Services 0.02%			30,014
Gomez, Inc. (B)(G)(K)	CC	6,427	30,014

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 2.69%			$5,203,873
(Cost $5,203,873)

Joint Repurchase Agreement 2.64%			5,102,000
Joint Repurchase Agreement with Barclays Plc dated 10-31-07 at
4.550% to be repurchased at $5,102,645 on 11-1-07,
collateralized by $4,847,598 of U.S. Treasury Inflation
Indexed Bond, 2.375%, due 1-15-27 (valued at $5,204,040,
including interest)	4.550%	$5,102	5,102,000

		Shares
Cash Equivalents 0.05%			101,873
John Hancock Cash Investment Trust (T)(W)		101,873	101,873
Total investments (Cost $161,502,073) 99.00%			$191,076,801

Other assets and liabilities, net 1.00%			$1,927,706

Total net assets 100.00%			$193,004,507

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Technology Fund

12

F I N A N C I A L  S T A T E M E N T S

Notes to Schedule of Investments

ADR American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. This security amounted to $5,241,870 or 2.72% of the Fund's net assets as of October 31, 2007.

(C) Parenthetical disclosure of a country in the security description represents country of issuer.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. The Fund may be unable to sell a direct placement security and it may be more difficult to determine a market value for a direct placement security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a direct placement security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

Additional information on these securities is shown below:

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	net assets	October 31, 2007

BancTec, Inc.
common stock	06-20-07	$4,728,640	2.45%	$4,728,640
Gomez, Inc.
common stock	09-10-02	2,177,612	0.00	1,532
preferred stock	01-23-06	64,275	0.02	30,014
SerOptix, Inc.
common stock	01-12-98	50	0.03	54,098
preferred stock, Ser A	01-12-98	500,000	0.06	125,000
preferred stock, Ser B	04-05-00	666,667	0.08	150,000
Silicon Genesis Corp.
common stock	09-05-00	2,999,997	0.08	152,586
Total			2.72%	$5,241,870

(L) All or a portion of this security is on loan as of October 31, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,728,640 or 2.45% of the Fund's net assets as of October 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

See notes to financial statements

Technology Fund

13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-07

This Statement of Assets and Liabilities is the Fund's balance sheet. It shows the value of what the Fund owns, is due and owes. You'll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $161,400,200)
including $100,725 of securities loaned (Note 1)	$190,974,928
Investments in affiliated issuers, at value (cost $101,873)	101,873
Total investments, at value (cost $161,502,073)	191,076,801
Cash	933
Receivable for investments sold	5,423,488
Receivable for shares sold	66,986
Dividends and interest receivable	34,308
Other assets	76,040
Total assets	196,678,556

Liabilities

Payable for investments purchased	2,846,967
Payable for shares repurchased	261,050
Payable upon return of securities loaned (Note 1)	101,873
Payable to affiliates
Management fees	138,595
Distribution and service fees	13,108
Other	124,655
Other payables and accrued expenses	187,801
Total liabilities	3,674,049

Net assets

Capital paid-in	1,356,578,481
Accumulated net realized loss on investments and foreign currency transactions	(1,193,076,781)
Net unrealized appreciation of investments	29,574,728
Accumulated net investment loss	(71,921)
Net assets	$193,004,507

Net asset value per share

Based on net asset values and shares outstanding - the Fund has an unlimited number of shares authorized with no par value
Class A ($137,795,417 ÷ 34,074,456 shares)	$4.04
Class B ($46,218,981 ÷ 12,729,309 shares)[1]	$3.63
Class C ($8,978,567 ÷ 2,472,368 shares)[1]	$3.63
Class I ($11,542 ÷ 2,581 shares)	$4.47

Maximum offering price per share

Class A2 ($4.04 ÷ 95%)	$4.25

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Technology Fund

14

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 10-31-07

This Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $22,738)	$797,434
Securities lending	197,405
Interest	155,109
Total investment income	1,149,948

Expenses

Investment management fees (Note 2)	1,567,057
Class A, B and C transfer agent fees (Note 2)	1,382,489
Class I transfer agent fee (Note 2)	5
Distribution and service fees (Note 2)	1,013,512
Accounting and legal services fees (Note 2)	29,253
Printing fees	88,964
Professional fees	41,046
Blue sky fees	36,555
Custodian fees	35,164
Trustees' fees	8,454
Securities lending fees	4,252
Miscellaneous	86,296
Total expenses	4,293,047
Net investment loss	(3,143,099)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	18,937,883
Foreign currency transactions	(3,519)
18,934,364
Change in net unrealized appreciation (depreciation) of investments	15,109,638
15,109,638
Net realized and unrealized gain	34,044,002

Increase in net assets from operations	$30,900,903

See notes to financial statements

Technology Fund

15

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund's net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-06	10-31-07
Increase (decrease) in net assets
From operations
Net investment loss	($4,170,388)	($3,143,099)
Net realized gain	43,299,978	18,934,364
Change in net unrealized appreciation (depreciation)	(33,552,493)	15,109,638
Increase in net assets resulting from operations	5,577,097	30,900,903
From Fund share transactions (Note 4)	(87,868,421)	(55,378,002)
Total decrease	(82,291,324)	(24,477,099)
Net assets
Beginning of year	299,772,930	217,481,606
End of year[1]	$217,481,606	$193,004,507

1 Includes accumulated net investment loss of $71,921 and $71,921, respectively.

See notes to financial statements

Technology Fund

16

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07
Per share operating performance

Net asset value, beginning of period	$2.40	$3.85	$3.23	$3.38	$3.44
Net investment loss[2]	(0.06)	(0.06)	(0.04)	(0.05)	(0.05)
Net realized and unrealized
gain (loss) on investments	1.51	(0.56)	0.19	0.11	0.65
Total from investment operations	1.45	(0.62)	0.15	0.06	0.60
Net asset value, end of period	$3.85	$3.23	$3.38	$3.44	$4.04
Total return[3] (%)	60.42[4]	(16.10)[4]	4.64[4]	1.78[4]	17.44

Ratios and supplemental data

Net assets, end of period
(in millions)	$284	$224	$192	$146	$138
Ratio of net expenses to average
net assets (%)	2.38	1.90	1.90	1.89	1.98
Ratio of gross expenses to average
net assets (%)	2.39[5]	1.92[5]	1.95[5]	1.93[5]	1.98
Ratio of net investment loss
to average net assets (%)	(2.09)	(1.68)	(1.05)	(1.37)	(1.39)
Portfolio turnover (%)	42	34	66	78	104

1 Audited by previous independent registered public accounting firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

Technology Fund

17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07
Per share operating performance

Net asset value, beginning of period	$2.23	$3.55	$2.96	$3.08	$3.11
Net investment loss[2]	(0.08)	(0.08)	(0.05)	(0.07)	(0.07)
Net realized and unrealized
gain (loss) on investments	1.40	(0.51)	0.17	0.10	0.59
Total from investment operations	1.32	(0.59)	0.12	0.03	0.52
Net asset value, end of period	$3.55	$2.96	$3.08	$3.11	$3.63
Total return[3] (%)	59.19[4]	(16.62)[4]	4.05[4]	0.97[4]	16.72

Ratios and supplemental data

Net assets, end of period
(in millions)	$226	$143	$94	$61	$46
Ratio of net expenses to average
net assets (%)	3.09	2.59	2.60	2.59	2.68
Ratio of gross expenses to average
net assets (%)	3.10[5]	2.61[5]	2.65[5]	2.63[5]	2.68
Ratio of net investment loss
to average net assets (%)	(2.79)	(2.34)	(1.70)	(2.07)	(2.09)
Portfolio turnover (%)	42	34	66	78	104

1 Audited by previous independent registered public accounting firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

Technology Fund

18

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07
Per share operating performance

Net asset value, beginning of period	$2.23	$3.55	$2.96	$3.08	$3.11
Net investment loss[2]	(0.08)	(0.08)	(0.05)	(0.07)	(0.07)
Net realized and unrealized
gain (loss) on investments	1.40	(0.51)	0.17	0.10	0.59
Total from investment operations	1.32	(0.59)	0.12	0.03	0.52
Net asset value, end of period	$3.55	$2.96	$3.08	$3.11	$3.63
Total return[3] (%)	59.19[4]	(16.62)[4]	4.05[4]	0.97[4]	16.72

Ratios and supplemental data

Net assets, end of period
(in millions)	$27	$18	$14	$10	$9
Ratio of net expenses to average
net assets (%)	3.08	2.59	2.60	2.59	2.68
Ratio of gross expenses to average
net assets (%)	3.09[5]	2.61[5]	2.65[5]	2.63[5]	2.68
Ratio of net investment loss
to average net assets (%)	(2.79)	(2.35)	(1.74)	(2.07)	(2.09)
Portfolio turnover (%)	42	34	66	78	104

1 Audited by previous independent registered public accounting firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

Technology Fund

19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07
Per share operating performance

Net asset value, beginning of period	$2.44	$4.10	$3.47	$3.67	$3.76
Net investment loss[2]	(0.02)	(0.03)	(0.01)	(0.02)	(0.02)
Net realized and unrealized
gain (loss) on investments	1.68	(0.60)	0.21	0.11	0.73
Total from investment operations	1.66	(0.63)	0.20	0.09	0.71
Net asset value, end of period	$4.10	$3.47	$3.67	$3.76	$4.47
Total return[3] (%)	68.03[4]	(15.37)	5.76	2.45	18.88

Ratios and supplemental data

Net assets, end of period
(in millions)	--[5]	--[5]	--[5]	--[5]	--[5]
Ratio of net expenses to average
net assets (%)	0.94	0.95	0.96	0.97	1.03
Ratio of gross expenses to average
net assets	0.95[6]	0.95	0.96	0.97	1.03
Ratio of net investment loss
to average net assets (%)	(0.65)	(0.74)	(0.16)	(0.45)	(0.44)
Portfolio turnover (%)	42	34	66	78	104

1 Audited by previous independent registered public accounting firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Less than $500,000.

6 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

Technology Fund

20

Notes to financial statements

Note 1 Accounting policies

John Hancock Technology Fund (the Fund) is a diversified series of John Hancock Series Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C and Class I shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values

Technology Fund 21

are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translations

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating

Technology Fund

22

funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2007.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. It is presently anticipated that Morgan Stanley will be the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral. Prior to May 8, 2007, the Fund paid the Adviser $4,252 for security lending services relating to an arrangement which ended on May 7, 2007.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,193,019,558 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: October 31, 2009 - $505,581,079, October 31, 2010 - $411,487,210, October 31, 2011 - $189,151,147 and October 31, 2012 - $86,800,122.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of FIN 48 for regulated investment companies for an additional six months. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund's financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the

Technology Fund 23

case of some foreign dividends, when the Fund becomes aware of the dividends from cash collections. Interest income on investment securities is recorded on the accrual basis. Discounts/premiums are accreted/amortized for financial reporting purposes. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the years ended October 31, 2006, and October 31, 2007. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2007, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Note 2

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.85% of the first $100,000,000 of the Fund's average daily net asset value; (b) 0.75% of the next $700,000,000 and (c) 0.70% of the Fund's average daily net asset value in excess of $800,000,000. The effective rate of management fee is 0.80% of the Fund's average daily net asset value for the year ended October 31, 2007. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described above for the year ended October 31, 2007, were as follows:

	Transfer agent	Distribution and
Share class	fees	service fees

Class A	$67,320	$403,923
Class B	25,920	518,395
Class C	4,560	91,194
Class I	5	--
Total	$97,805	$1,013,512

Additionally, there are out-of-pocket expenses included in transfer agent fees.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2007, JH Funds received net up-front sales charges of $81,796 with regard to sales of Class A shares. Of this amount, $10,310 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $57,189 was paid as sales commissions to unrelated broker-dealers and $14,297 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Technology Fund

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2007, CDSCs received by JH Funds amounted to $126,553 for Class B shares and $1,037 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The Fund pays a monthly fee which is based on an annual rate of $15 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account and $15 for each Class I shareholder account. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Effective June 1, 2007, for the Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.04% of the Class I average daily net asset value.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance and legal services for the Fund. The compensation for the year amounted to $29,253 with an effective rate of 0.01% of the Fund's average daily net asset value.

The Adviser and other subsidiaries of JHLICO owned 2,571 Class I shares of beneficial interest of the Fund on October 31, 2007.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3

Guarantees and indemnifications

Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund believes the risk of loss to be remote.

Technology Fund

Note 4

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended October 31, 2006 and October 31, 2007, along with the corresponding dollar value.

	Year ended 10--31--06		Year ended 10--31--07
	Shares	Amount	Shares	Amount
Class A shares

Sold	5,962,435	$20,887,360	3,961,512	$14,440,564
Repurchased	(20,348,479)	(71,215,216)	(12,290,294)	(44,110,036)
Net decrease	(14,386,044)	($50,327,856)	(8,328,782)	($29,669,472)

Class B shares

Sold	1,360,163	$4,343,106	918,037	$2,993,386
Repurchased	(11,987,682)	(38,224,240)	(7,931,354)	(25,785,046)
Net decrease	(10,627,519)	($33,881,134)	(7,013,317)	($22,791,660)

Class C shares

Sold	356,216	$1,134,407	238,869	$795,760
Repurchased	(1,510,630)	(4,793,838)	(1,142,510)	(3,712,630)
Net decrease	(1,154,414)	($3,659,431)	(903,641)	($2,916,870)

Class I shares

Sold	--	--	11	$46
Repurchased	--	--	(11)	(46)
Net	--	--	--	--

Net decrease	(26,167,977)	($87,868,421)	(16,245,740)	($55,378,002)

Note 5

Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2007, aggregated $201,155,883 and $270,004,572, respectively.

The cost of investments owned on October 31, 2007, including short-term investments, for federal income tax purposes was $161,559,131. Gross unrealized appreciation and depreciation of investments aggregated $42,184,963 and $12,667,293, respectively, resulting in net unrealized appreciation of $29,517,670. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note 6

Reclassification of accounts

Capital accounts within financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations.

Temporary book tax differences will reverse in a subsequent period. During the year ended October 31, 2007, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $3,519, a decrease in accumulated net investment loss of $3,143,099 and a decrease in capital paid--in of $3,146,618. These reclassifications are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America for net operating losses. The calculation of net investment loss per share in the Fund's Financial Highlights excludes these adjustments.

Technology Fund

Auditors' report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Series Trust and Shareholders of John Hancock Technology Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Technology Fund (the Fund) at October 31, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2005 were audited by another independent registered public accounting firm whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP Boston, Massachusetts December 21, 2007

Tax information

Unaudited

The Fund paid no distributions during the tax year ended October 31, 2007. As a result, the 2007 U.S. Treasury Department Form 1099-DIV is not required to be mailed to shareholders.

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Technology Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Series Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Technology Fund (the Fund). The Advisory Agreement with the Adviser and the Subadvisory Agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4-5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board's Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser's financial results and condition, including its and certain of its affiliates' profitability from services performed for the Fund, (v) breakpoints in the Fund's and the Peer Group's fees, and information about economies of scale, (vi) the Adviser's and Subadviser's record of compliance with applicable laws and regulations, with the Fund's investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser's and Subadviser's compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board's review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund's benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the performance of the Fund was appreciably lower than the performance of the Peer Group and Category medians, and its benchmark indices, the Russell 3000 Technology Index and the Standard & Poor's 500 Index, for all of the time periods under review. The Adviser discussed changes that were implemented with the objective of improving performance. The Adviser reported that, as a result of the changes, the year-to-date performance information show signs of improved performance. The Board evaluated the actions that had been taken and intends to continue to monitor the Fund's performance trends to assess the effectiveness of these changes and whether other remedial changes are warranted.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Category and not appreciably higher than the rate of the Peer Group.

The Board received and considered expense information regarding the Fund's various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund's total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund's Gross and Net Expense Ratios were higher than the median of its Category. The Board also noted that that the Fund's Gross Expense Ratio was lower than the median of its Peer Group and its Net Expense Ratio was not appreciably higher than the Peer Group median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund's overall expenses and plans for improving the Fund's performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser's profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund's ability to appropriately benefit from economies of scale under the Fund's fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board's understanding that most of the Adviser's costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential "fall-out" or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser's relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser's, Subadviser's and Fund's policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Name, year of birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	1992	57
Interim Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc.
(chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc.
(since 1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005);
Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987);
Trustee, Massachusetts Health and Education Tax Exempt Trust (1993-2003).

William H. Cunningham, Born: 1944	1994	57
Former Chancellor, University of Texas System, and former President, University of Texas at Austin;
Chairman and Chief Executive Officer, IBT Technologies (until 2001); Director of the following:
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001),
Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (man-
ufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank-Austin), LIN Television (since 2002), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner, [2] Born: 1938	1991	57
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2007).

John A. Moore,[2] Born: 1939	2005	57
President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse (con-
sulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (since 2002).

Independent Trustees (continued)

Name, year of birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	2005	57
Executive Director, Council for International Exchange of Scholars and Vice President, Institute of In-
ternational Education (since 1998); Senior Fellow, Cornell Institute of Public Affairs, Cornell University
(until 1998); Former President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY;
Director, Niagara Mohawk Power Corporation (until 2003); Director, Ford Foundation, International
Fellowships Program (since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for
International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	1991	57
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2001); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, year of birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	250
President, John Hancock Variable Life Insurance Company (since March 2007); Executive Vice President,
John Hancock Life Insurance Company (since June 2004); Chairman and Director, John Hancock
Advisers, LLC (the Adviser), John Hancock Funds, LLC and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, year of birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Chairman, Investment Company
Institute Sales Force Marketing Committee (since 2003); Director, President and Chief Executive Officer,
MFC Global (U.S.) (2005-2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006
Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds and John Hancock Funds III (since 2006); Secretary, John
Hancock Funds II and Assistant Secretary, John Hancock Trust (since June 2007); Vice President and
Associate General Counsel, Massachusetts Mutual Life Insurance Company (1999-2006); Secretary and
Chief Legal Counsel, MML Series Investment Fund (2000-2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000-2004); Secretary and Chief Legal Counsel, MassMutual Select
Funds and MassMutual Premier Funds (2004-2006).

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005-June 2007); Vice President, Goldman Sachs (2005-June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003-2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002-2003); Vice President and
Treasurer, Deutsche Global Fund Services (1999-2002).

Gordon M. Shone, Born: 1956	2006
Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003-2005);
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President, John
Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998-2000).

Principal officers who are not Trustees (continued)

Name, year of birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005
Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since
June 2007); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III
and John Hancock Trust (since June 2007); Director, Executive Vice President and Chief Financial Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (until June 2007); Executive Vice President and Chief Financial Officer, John Hancock Investment Management Services, LLC (since 2005); Vice
President and Chief Financial Officer, MFC Global (U.S.) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (2005-June 2007); Vice President and General Manager, Fixed
Annuities, U.S. Wealth Management (until 2005); Vice President, Operations, Manulife Wood Logan
(2000-2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund's investment adviser, underwriter and certain other affiliates.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund's Web site	On the SEC's Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Preston Gates Ellis LLP
Boston, MA 02210-2805	New York, NY 10286	One Lincoln Street
Boston, MA 02111-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered public
Management (U.S.), LLC	Services, Inc.	accounting firm
101 Huntington Avenue	P.O. Box 9510	PricewaterhouseCoopers LLP
Boston, MA 02199	Portsmouth, NH 03802-9510	125 High Street
Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC's Web site, www.sec.gov.

J O H N  H A N C O C K   F A M I L Y   O F  F U N D S

EQUITY	SECTOR
Balanced Fund	Financial Industries Fund
Classic Value Fund	Health Sciences Fund
Classic Value Fund II	Real Estate Fund
Classic Value Mega Cap Fund	Regional Bank Fund
Core Equity Fund	Technology Fund
Growth Fund	Technology Leaders Fund
Growth Opportunities Fund
Growth Trends Fund	INTERNATIONAL/GLOBAL
Intrinsic Value Fund	Global Opportunities Fund
Large Cap Equity Fund	Global Shareholder Yield Fund
Large Cap Select Fund	Greater China Opportunities Fund
Mid Cap Equity Fund	International Allocation Portfolio
Small Cap Equity Fund	International Classic Value Fund
Small Cap Fund	International Core Fund
Small Cap Intrinsic Value Fund	International Growth Fund
Sovereign Investors Fund
U.S. Core Fund	INCOME
U.S. Global Leaders Growth Fund	Bond Fund
Value Opportunities Fund	Government Income Fund
High Yield Fund
Investment Grade Bond Fund
ASSET ALLOCATION	Strategic Income Fund
Lifecycle 2010 Portfolio
Lifecycle 2015 Portfolio	TAX-FREE INCOME
Lifecycle 2020 Portfolio	California Tax-Free Income Fund
Lifecycle 2025 Portfolio	High Yield Municipal Bond Fund
Lifecycle 2030 Portfolio	Massachusetts Tax-Free Income Fund
Lifecycle 2035 Portfolio	New York Tax-Free Income Fund
Lifecycle 2040 Portfolio	Tax-Free Bond Fund
Lifecycle 2045 Portfolio
Lifecycle Retirement Portfolio	MONEY MARKET
Lifestyle Aggressive Portfolio	Money Market Fund
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio	CLOSED-END
Lifestyle Growth Portfolio	Bank and Thrift Opportunity Fund
Lifestyle Moderate Portfolio	Income Securities Trust
Investors Trust
Patriot Premium Dividend Fund II
Preferred Income Fund
Preferred Income II Fund
Preferred Income III Fund
Tax-Advantaged Dividend Income Fund
Tax-Advantaged Global Shareholder Yield Fund

A Fund's investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus includes this and other important information about the Fund. To obtain a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291 1-800-554-6713 TDD 1-800-338-8080 EASI-Line www.jhfunds.com

Now available: electronic delivery www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Technology Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

8300A 10/07 12/07

ITEM 2. CODE OF ETHICS.

As of the end of the period, October 31, 2007, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $64,600 for the fiscal year ended October 31, 2007 (broken out as follows: John Hancock Mid Cap Equity Fund - $10,000, John Hancock Multi Cap Growth Fund - $10,000, John Hancock Real Estate Fund - $12,500 and John Hancock Technology Fund - $32,100; John Hancock Focused Equity Fund merged into John Hancock Mid Cap Equity Fund on May 25, 2007 ) and $79,500 for the fiscal year ended October 31, 2006 (broken out as follows: John Hancock Focused Equity Fund - $14,900, John Hancock Mid Cap Equity Fund - $10,000, John Hancock Multi Cap Growth Fund - $10,000, John Hancock Real Estate Fund - $12,500 and John Hancock Technology Fund - $32,100). These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended October 31, 2007 and fiscal year ended October 31, 2006 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $7,700 for the fiscal year ended October 31, 2007 (broken out as follows: John Hancock Mid Cap Equity Fund - $1,050, John Hancock Multi Cap Growth Fund - $1,050, John Hancock Real Estate Fund - $1,600 and John Hancock Technology Fund - $4,000) and $9,600 for the fiscal year ended October 31, 2006 (broken out as follows: John Hancock Focused Equity Fund - $1,900, John Hancock Mid Cap Equity Fund - $1,050, John Hancock Multi Cap Growth Fund - $1,050, John Hancock Real Estate Fund - $1,600 and John Hancock Technology Fund - $4,000). The nature of the services comprising the tax fees was the review of the registrant's income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended October 31, 2007 and fiscal year ended October 31, 2006 billed to the registrant or to the control affiliates.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended October 31, 2007 and October 31, 2006 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant's principal accountant, for the fiscal year ended October 31, 2007, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $1,410,869 for the fiscal year ended October 31, 2007 and $520,432 for the fiscal year ended October 31, 2006.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman Richard P. Chapman, Jr. Charles L. Ladner Patti McGill Peterson ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders August recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds - Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - "John Hancock Funds - Governance Committee Charter".

(c)(3) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: December 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: December 19, 2007

By: /s/ Charles A. Rizzo ------------------------------------- Charles A. Rizzo Chief Financial Officer Date: December 19, 2007